UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund®

Annual report
for the year ended
December 31, 2017

Find diverse total
return opportunities
in global bonds.

Capital World Bond Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

See page 4 for Class A share results with relevant sales charges deducted. For other share class results, visit americanfunds.com and americanfundsreitrement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.91%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.71%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	The value of a long-term perspective
5	About your fund
6	Summary investment portfolio
14	Financial statements
42	Board of trustees and other officers

Fellow investors:

Global bonds rallied broadly in 2017. A synchronized upswing in global growth and muted inflation in the U.S., euro area and Japan provided a supportive backdrop. Bond yields (which move inversely to prices) declined, while many currencies appreciated against the U.S. dollar — acting as a tailwind to market returns.

Over the 12-month period ended December 31, 2017, Capital World Bond Fund recorded a total return of 7.26%; this result slightly lagged the unmanaged Bloomberg Barclays Global Aggregate Index, which rose 7.39%. See the table below for longer term results.

The fund’s selectivity in regard to countries, sectors and particular bonds helped results relative to the market index. Currency exposure detracted, mostly due to the fund’s less-than-index exposure to the euro (which gained versus the U.S. dollar). The portfolio’s currency positioning is managed by emphasizing bonds issued in particular currencies, and use of derivatives such as currency forward contracts.

The fund’s result outpaced the Lipper Global Income Funds Average; this peer group measure advanced 6.68%. As a category, “Global Income” includes a broad spectrum of funds, such as those with substantial investments in high yield (rated BB/Ba and below) or emerging markets bonds, for example.

In contrast to some other funds in the category, Capital World Bond Fund’s approach is relatively cautious and diversified. The fund seeks to offer investors a high level of total return over time — consistent with prudent investment management.

Results at a glance

For periods ended December 31, 2017, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

Capital World Bond Fund (Class A shares)	7.26%	0.72%	3.03%	6.12%
Bloomberg Barclays Global Aggregate Index[2]	7.39	0.79	3.09	6.07
Lipper Global Income Funds Average[3]	6.68	1.22	3.57	6.33

[1]	Since August 4, 1987.
[2]	Bloomberg Barclays source: Bloomberg Index Services Ltd. The Bloomberg Barclays Global Aggregate Index began on December 31, 1989. For the period August 4, 1987, to December 31, 1989, the Citigroup World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Citigroup data: ©2018 Citigroup Index LLC. All rights reserved.
[3]	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Capital World Bond Fund	1

The fund paid a dividend of nine cents in March, June, September and December, a portion of which was a return of capital. Fund investors who reinvested their dividends earned an income return of 1.91%, or 0.76% excluding the return of capital. For those taking their dividends in cash, the figure was 1.90%, or 0.75% excluding return of capital.

United States

In the U.S., economic growth, corporate earnings and the labor market all showed improvements. With those positives in mind, the Federal Reserve persevered with interest rate hikes — even as inflation fell short of expectations.

Following 0.25 percentage point increases in March, June and December, the federal funds rate ended 2017 at a range of 1.25%–1.50%. The Fed also began a gradual reduction of its $4.5 trillion balance sheet.

The yield on the benchmark 10-year U.S. Treasury note ended the 12-month period at 2.40%, a 0.05 percentage point decrease. Investment-grade (rated BBB/ Baa and above) corporate bonds notched a 6.4% gain.

Despite unexpectedly weak inflation data for much of 2017, Treasury Inflation Protected Securities (TIPS) notched a 3.01% 12-month gain. Over the period, managers took advantage of attractive valuations to add to investments in TIPS (in our view, inflation weakness is likely to be short-lived).

Exposure to U.S. corporate bonds declined. The fund has relatively limited investments in high-yield corporates. Excluding cash, U.S. dollar-denominated debt accounted for 47.5% of the fund’s portfolio as of December 31, before currency hedging; this amount included 16.8% in Treasury bonds and notes.

Europe

Election victories for Emmanuel Macron in France and Angela Merkel in Germany helped reduce political uncertainty in the European Union. Growth accelerated through much of 2017, reaching an annualized rate of 2.6% in the third quarter. The region’s unemployment rate fell to 8.8% in October 2017, the lowest level since 2009.

The European Central Bank (ECB) decided to extend its bond-buying program into 2018 and kept short-term interest rates in negative territory. Nevertheless, the yield on Germany’s benchmark 10-year note climbed to 0.42%, a 0.21 percentage point increase. The euro strengthened 14% over the 12 months.

Investments in euro-zone government bonds accounted for 12.3% of the fund’s portfolio (before currency hedging) as of December 31. Managers added to investments in government bonds from Portugal — which regained its investment-grade rating in 2017 — and inflation-linked bonds from France and Germany.

Outside the euro zone, investments in Norwegian bonds were increased amid attractive relative value and the potential we saw for the Norwegian krone to appreciate. Conversely, holdings of Hungarian government bonds were reduced.

Other developed markets

Japan’s economic outlook brightened. Recent data showed seven consecutive quarters of positive growth — the longest streak on record. Exports remained robust, despite the yen’s 4% appreciation against the dollar in 2017.

Why your annual report has a different look

You have probably noticed that this annual report doesn’t look like the glossier reports of the past. After surveying a large, representative sample of our investors, we have decided to make a few key changes to these documents and have adjusted the look and feel of our reports (e.g., paper stock and design standards) to reflect the prevailing industry norm. These changes will reduce costs and the amount of paper we consume.

You also told us that we should be considering ways to deliver the valuable perspective of our investment professionals to you digitally. We are in the process of building our digital investor education content on our website, which will provide a platform for investment professionals to communicate with investors using the channels that you access more often.

If you have not already done so, you can elect to receive your annual reports electronically. Once you do, you will receive an email notification as soon as the documents are available. To learn more, visit americanfunds.com/gopaperless. ■

2	Capital World Bond Fund

Inflation was sluggish early in the year, but picked up and reached its highest level in several years. The Bank of Japan kept monetary policy unchanged — maintaining a negative policy rate, a near-zero target for 10-year yields, and ¥80 trillion of annual asset purchases.

The fund’s exposure to Japan remains much less than that of the index. That said, Japanese investments — including a sizable amount of inflation-linked issues — remain meaningful in absolute terms: 12.3%, before currency hedging.

Developing markets

Emerging markets bonds recorded double-digit gains as improving global growth and higher prices for oil and other commodities helped support investor sentiment.

Local currency bonds led the way, boosted by widespread currency appreciation. Exposure to Mexico was reduced, though it remains among the portfolio’s larger country exposures. Our analysts have highlighted near-term volatility concerns — driven by the upcoming presidential election and ongoing negotiations with the U.S. on the North American Free Trade Agreement.

Looking ahead

A synchronized global recovery is underway, with industrial activity and trade both accelerating. In the U.S., the Fed seems likely to raise interest rates gradually — especially if, as seems possible, the Tax Cuts and Jobs Act of 2017 has a modest impact on economic activity. Any adjustments to policy will probably remain closely linked to inflation, which recent data suggested was picking up.

Elsewhere, the ECB is reducing its monthly bond-buying activity in 2018, and the Bank of Japan may follow suit. Against this changing policy backdrop, we have continued to uncover diverse opportunities.

Valuations among TIPS appear attractive. These bonds seem to entail modest downside risk amid good potential for inflation to outpace recent market expectations. It’s a similar story in Europe, where we have added to investments in inflation-linked bonds.

In Asia, India remains a significant investment. Structural reforms are setting the scene for good longer term return potential. That said, expectations for higher inflation and fiscal deterioration have recently helped push Indian bond yields higher, so the fund’s portfolio managers continue to monitor the situation.

Despite some significant currency appreciation in 2017, many currencies appear undervalued or fairly valued according to various measures. The Polish zloty, Mexican peso, Norwegian krone and Indian rupee were among the fund’s larger exposures as of December 31.

The portfolio’s less-than-index exposure to the euro moderated over the 12 months, while the Japanese yen was a modest underweight at year-end. Although Japanese bonds aren’t that compelling, the outlook for the currency is beginning to improve.

Management of exposure to currencies —as well as countries, interest rates and sectors — is a hallmark of our flexible research-driven approach. The fund also makes use of derivatives to achieve more targeted exposures, such as when we think a bond represents attractive value, but currency weakness is a concern. In all of our investment decisions, being selective is crucial and our analysts play a critical role in this regard.

Lately, equities have experienced some volatility. Of course, it’s impossible to say when equities may take a major turn for the worse. That said, this fund’s approach is designed to try to provide investors with a potential source of resilience around times of declining stock markets.

Thank you for your continued commitment to long-term investing. We look forward to reporting to you again in six months.

Cordially,

Thomas H. Høgh

President

February 12, 2018

For current information about the fund, visit americanfunds.com.

Capital World Bond Fund	3

The value of a long-term perspective

Fund results shown reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

How a $10,000 investment has grown over the fund’s lifetime

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 4.75% prior to January 10, 2000.
[3]	With dividends and capital gains reinvested or interest compounded. Results of the Citigroup World Government Bond Index are represented by the black line. Citigroup data: ©2018 Citigroup Index LLC. All rights reserved.
[4]	Bloomberg Barclays Global Aggregate Index did not exist until December 31, 1989. For the period of August 4, 1987, through December 31, 1989, the Citigroup World Government Bond Index results were used. Bloomberg Barclays source: Bloomberg Index Services Ltd.
[5]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[6]	For the period of August 4, 1987, commencement of operations, through December 31, 1987.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2017*

	1 year	5 years	10 years

Class A shares	3.23%	–0.05%	2.63%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The total annual fund operating expense ratio is 0.97% for Class A shares as of the prospectus dated March 1, 2018 (unaudited). The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

4	Capital World Bond Fund

About your fund

Capital World Bond Fund offers shareholders a selection of global bonds that is unparalleled among the other fixed income funds of the American Funds family. It may invest in virtually any bond market in the world and in bonds denominated in any currency. This broad mandate allows the fund to seek a high level of total return through capital appreciation, through a wide range of income opportunities and from changing currency relationships.

Where the fund’s assets are invested … and how those markets have done over the past year unaudited

			Bond market total returns[1]
	Capital World Bond Fund		12 months ended
	December 31, 2017		December 31, 2017
	Before forward	After forward	In local		In U.S.
Currency weighting by country:	contracts	contracts	currency		dollars
United States[2]	47.5%	44.6%	3.7%		3.7%
EMU[3]	14.5	18.6	0.7		14.6
Japan	12.3	17.1	0.2		3.7
Poland	4.2	3.3	4.8		26.1
Mexico	3.5	3.1	6.0		12.0
India	2.3	1.2	3.0	[4]	9.6	[4]
Malaysia	2.2	2.2	5.2		16.7
Brazil	2.0	0.3	17.0	[4]	14.8	[4]
United Kingdom	1.9	1.5	2.8		12.4
Norway	1.7	1.8	2.1		7.5
Australia	1.3	0.1	3.8		12.1
Thailand	1.0	1.2	5.8		16.3
Canada	0.9	0.3	2.7		9.6
Chile	0.8	0.8	4.1		13.4
Israel	0.6	0.2	—	[5]	—	[5]
South Africa	0.6	0.4	7.4		19.1
Turkey	0.5	0.4	7.0	[4]	-0.8	[4]
Egypt	0.4	0.4	—	[5]	—	[5]
Nigeria	0.4	0.4	25.9	[4]	10.2	[4]
Colombia	0.3	0.3	10.5	[4]	11.2	[4]
Argentina	0.3	0.3	19.9	[4]	0.8	[4]
South Korea	0.3	0.3	-0.3		12.5
Uruguay	0.2	0.2	—	[5]	—	[5]
Russian Federation	0.1	0.1	—	[5]	—	[5]
Hungary	0.1	0.1	5.9		18.4
New Zealand	0.1	0.0	5.9		8.0
Switzerland	0.0	0.2	0.0		4.3
Sweden	0.0	0.6	0.5		11.5

[1]	Bloomberg Barclays source: Bloomberg Index Services Ltd. Data source: Bloomberg Barclays Global Aggregate Index.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 15.5%.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.
[4]	Data source: JP Morgan GBI–EM Broad Diversified Index.
[5]	This market is not included in the Bloomberg Barclays Global Aggregate Index or the JP Morgan GBI–EM Broad Diversified Index.

	Before forward	After forward
Currency weighting by region:	contracts	contracts
United States	47.5%	44.6%
Europe	23.0	26.6
Asia/Pacific Basin	19.5	22.1
Other*	10.0	6.7

*	Argentina, Brazil, Canada, Chile, Colombia, Ghana, Israel, Mexico and South Africa.

Capital World Bond Fund	5

Summary investment portfolio December 31, 2017

Portfolio by type of security	Percent of net assets

Bonds & notes of governments & government agencies outside the U.S.

		Percent of net assets
Euro zone*:
Italy	3.49%
Germany	3.01
Portugal	2.27
France	1.26
Spain	.75
Ireland	.74
Belgium	.63
Greece	.12	12.27%
Japan		8.61
Poland		4.23
Mexico		3.48
India		2.38
Malaysia		2.23
Brazil		1.99
United Kingdom		1.76
Norway		1.67
Australia		1.33
Thailand		1.04
Other		8.74
		49.73%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

6	Capital World Bond Fund

Bonds, notes & other debt instruments 91.41%	Principal amount (000)		Value (000)
Euros 13.59%
Belgium (Kingdom of), Series 77, 1.00% 2026		€48,300	$60,557
French Republic O.A.T. 1.85% 2027[1]		37,544	57,214
French Republic O.A.T. 0%–3.25% 2019–2048		84,625	105,077
Germany (Federal Republic of) 0.10% 2026[1]		137,853	182,647
Germany (Federal Republic of) 2.50% 2046		55,000	86,671
Germany (Federal Republic of) 0.10%–2.00% 2022–2048[1]		74,862	93,211
Italy (Republic of) 0.90% 2022		43,650	52,785
Italy (Republic of) 1.45% 2022		52,700	65,281
Italy (Republic of) 0.95% 2023		155,525	186,977
Italy (Republic of) 1.35%–4.75% 2021–2025		107,550	138,907
Portuguese Republic 2.875% 2025		51,800	68,610
Portuguese Republic 2.875% 2026		58,000	75,986
Portuguese Republic 4.125% 2027		101,250	144,315
Other securities			410,812
			1,729,050

Japanese yen 8.61%
Japan, Series 18, 0.10% 2024[1]		¥21,300,480	198,401
Japan, Series 19, 0.10% 2024[1]		11,817,080	110,436
Japan, Series 346, 0.10% 2027		11,630,000	103,983
Japan, Series 145, 1.70% 2033		9,600,000	102,863
Japan, Series 42, 1.70% 2044		8,110,000	88,638
Japan 0.10%–2.20% 2018–2046[1]		52,674,865	490,306
			1,094,627

Polish zloty 4.16%
Poland (Republic of), Series 0420, 1.50% 2020	PLN	258,675	73,739
Poland (Republic of), Series 1020, 5.25% 2020		372,350	116,499
Poland (Republic of), Series 1021, 5.75% 2021		594,520	192,534
Poland (Republic of), Series 0922, 5.75% 2022		212,555	69,764
Poland (Republic of) 3.25%–4.00% 2023–2025		255,730	76,351
			528,887

Mexican pesos 3.56%
United Mexican States, Series M, 6.50% 2021	MXN	3,442,500	169,275
United Mexican States, Series M20, 10.00% 2024		1,241,000	71,205
United Mexican States, Series M, 5.75% 2026		2,683,500	120,778
United Mexican States 4.00%–10.00% 2019–2046[1]		1,568,032	82,108
Other securities			9,352
			452,718

Indian rupees 2.32%
India (Republic of) 7.80% 2021	INR	4,177,400	67,046
India (Republic of) 8.83% 2023		4,874,600	81,388
India (Republic of) 6.97% 2026		4,680,000	71,928
India (Republic of) 7.59%–7.88% 2023–2034		3,415,560	54,020
Other securities			20,636
			295,018

Malaysian ringgits 2.23%
Malaysia (Federation of), Series 0116, 3.80% 2023	MYR	227,126	56,185
Malaysia (Federation of) 3.48%–4.79% 2018–2035		919,214	227,735
			283,920

Brazilian reais 1.99%
Brazil (Federative Republic of) 0% 2021	BRL	847,000	186,955
Other securities			65,440
			252,395

British pounds 1.88%
United Kingdom 1.25%–4.25% 2020–2065		£138,700	224,555
Other securities			14,695
			239,250

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Norwegian kroner 1.67%
Norway (Kingdom of) 3.75% 2021	NKr	1,262,650	$168,445
Norway (Kingdom of) 2.00%–3.00% 2023–2024		335,700	44,267
			212,712

Australian dollars 1.33%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$	92,700	80,672
Australia (Commonwealth of), Series 128, 5.75% 2022		64,200	57,502
Australia (Commonwealth of) 3.25%–5.50% 2023–2029		35,300	30,932
			169,106

Thai baht 1.04%
Thailand (Kingdom of) 1.49% 2019	THB	2,129,300	65,354
Thailand (Kingdom of) 1.88%–3.85% 2022–2026		2,158,100	67,467
			132,821

Danish kroner 0.88%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	DKr	314,169	52,773
Other securities			59,161
			111,934

Canadian dollars 0.85%
Canada 2.25% 2025	C$	84,600	68,500
Other securities			39,851
			108,351

Chilean pesos 0.81%
Chile (Banco Central de) 4.50% 2021	CLP	57,715,000	96,091
Other securities			7,352
			103,443

U.S. dollars 43.31%
Fannie Mae 4.00% 2048[2,3]		$60,250	62,960
Poland (Republic of) 3.25% 2026		8,800	9,004
U.S. Treasury 1.375% 2020		183,450	180,825
U.S. Treasury 1.625% 2020		265,150	262,833
U.S. Treasury 1.125% 2021[4]		195,025	189,679
U.S. Treasury 2.00% 2021[4]		129,000	128,585
U.S. Treasury 2.00% 2022		53,500	53,021
U.S. Treasury 2.00% 2026		109,145	105,709
U.S. Treasury 1.13%–3.00% 2019–2047		234,816	231,029
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]		523,698	520,061
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		160,830	163,619
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]		51,076	51,888
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]		88,915	94,973
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2045[1]		147,454	154,577
Other securities			3,299,426
			5,508,189

Other 3.18%
Other securities			403,614

Total bonds, notes & other debt instruments (cost: $11,495,157,000)			11,626,035

Convertible stocks 0.03%		Shares
U.S. dollars 0.03%
Other securities			4,176

Total convertible stocks (cost: $5,056,000)			4,176

Common stocks 0.01%
U.S. dollars 0.01%
Other securities			1,985

Total common stocks (cost: $5,987,000)			1,985

8	Capital World Bond Fund

Short-term securities 8.42%	Principal amount (000)	Value (000)
Bank of Montreal 1.48%–1.72% due 2/14/2018–3/29/2018	$94,700	$94,397
Fairway Finance Corp. 1.58% due 3/7/2018[5]	75,000	74,761
Japanese Treasury Discount Bills (0.16%)–(0.13%) due 5/21/2018–8/20/2018	¥53,510,000	475,188
Oversea-Chinese Banking Corp. Ltd. 1.42% due 1/5/2018[5]	$83,100	83,077
Sumitomo Mitsui Banking Corp. 1.42% due 2/12/2018[5]	66,300	66,168
U.S. Treasury Bills 1.50%–1.55% due 6/28/2018–11/8/2018	70,900	70,024
Other securities		207,028

Total short-term securities (cost: $1,068,133,000)		1,070,643
Total investment securities 99.87% (cost: $12,574,333,000)		12,702,839
Other assets less liabilities 0.13%		16,189

Net assets 100.00%		$12,719,028

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $11,316,000, which represented .09% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,210,000, which represented .12% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $14,524,000, an aggregate cost of $15,551,000, and which represented .11% of the net assets of the fund) were acquired from 3/10/2010-3/6/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[6]	12/31/2017[7]	at 12/31/2017
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year Euro-Bund Futures	Long	32	March 2018	$3,200	$6,208	$(46)
10 Year Ultra U.S. Treasury Note Futures	Long	814	March 2018	81,400	108,720	(626)
10 Year U.S. Treasury Note Futures	Long	655	March 2018	65,500	81,251	(411)
30 Year Ultra U.S. Treasury Bond Futures	Long	225	March 2018	22,500	37,722	326
5 Year U.S. Treasury Note Futures	Long	6,699	April 2018	669,900	778,183	(1,882)
90 Day Euro Dollar Futures	Short	1,417	September 2018	(354,250)	(347,023)	658
						$(1,981)

Forward currency contracts

				Unrealized
Contract amount				appreciation (depreciation)
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD36,896	MXN669,000	JPMorgan Chase	1/4/2018	$2,910
USD1,020	INR66,000	Citibank	1/5/2018	(13)
JPY1,643,290	USD14,650	Bank of America, N.A.	1/5/2018	(61)
USD2,982	TRY11,975	Bank of America, N.A.	1/5/2018	(171)
USD11,762	CAD15,000	Bank of America, N.A.	1/5/2018	(173)
USD17,672	INR1,144,000	Citibank	1/5/2018	(236)
USD37,647	AUD48,800	UBS AG	1/5/2018	(429)
USD61,029	INR3,946,950	JPMorgan Chase	1/5/2018	(755)
USD18,746	ZAR264,925	UBS AG	1/5/2018	(2,643)
EUR29,747	USD34,802	HSBC Bank	1/8/2018	911
EUR25,842	USD30,248	Goldman Sachs	1/8/2018	778
THB428,157	USD13,130	JPMorgan Chase	1/8/2018	12
USD2,104	IDR28,589,600	JPMorgan Chase	1/8/2018	(1)
USD11,280	INR730,800	Barclays Bank PLC	1/8/2018	(156)
USD21,309	ILS74,600	Bank of America, N.A.	1/9/2018	(139)
USD36,029	EUR30,450	HSBC Bank	1/9/2018	(531)
EUR44,866	USD53,600	Bank of America, N.A.	1/10/2018	272

Capital World Bond Fund	9

Forward currency contracts (continued)

				Unrealized
Contract amount				appreciation (depreciation)
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
EUR8,035	USD9,500	JPMorgan Chase	1/10/2018	$147
EUR12,055	USD14,332	Citibank	1/10/2018	142
USD325	EUR275	JPMorgan Chase	1/10/2018	(5)
USD3,483	GBP2,600	Bank of America, N.A.	1/10/2018	(29)
USD2,075	NZD3,000	JPMorgan Chase	1/10/2018	(51)
JPY1,426,776	USD12,855	Goldman Sachs	1/10/2018	(184)
JPY5,495,683	USD49,081	JPMorgan Chase	1/10/2018	(277)
USD12,610	CAD16,200	Bank of America, N.A.	1/10/2018	(281)
USD20,049	PLN70,985	JPMorgan Chase	1/10/2018	(343)
USD15,964	AUD21,000	JPMorgan Chase	1/10/2018	(421)
USD17,332	AUD22,800	Goldman Sachs	1/10/2018	(457)
JPY9,682,061	USD86,480	Bank of America, N.A.	1/10/2018	(499)
JPY5,249,283	USD47,268	Barclays Bank PLC	1/10/2018	(652)
USD26,084	AUD34,300	Bank of America, N.A.	1/10/2018	(678)
USD37,736	CAD48,330	Goldman Sachs	1/10/2018	(722)
JPY15,841,887	USD142,793	JPMorgan Chase	1/10/2018	(2,110)
EUR10,754	USD12,688	Bank of America, N.A.	1/11/2018	225
JPY5,005,864	USD44,379	Bank of America, N.A.	1/11/2018	78
JPY8,889,867	USD80,148	UBS AG	1/11/2018	(1,198)
EUR74,700	USD86,934	UBS AG	1/12/2018	2,773
SEK39,107	USD4,632	UBS AG	1/12/2018	140
JPY2,601,220	USD23,126	UBS AG	1/12/2018	(24)
USD3,421	NZD5,000	JPMorgan Chase	1/12/2018	(122)
USD50,282	AUD66,830	Citibank	1/12/2018	(1,862)
USD1,683	INR108,700	Citibank	1/16/2018	(16)
USD17,497	INR1,134,000	Bank of America, N.A.	1/16/2018	(231)
JPY9,928,693	USD88,053	JPMorgan Chase	1/17/2018	150
USD4,242	GBP3,150	Bank of America, N.A.	1/17/2018	(13)
USD1,678	ILS5,900	Bank of America, N.A.	1/17/2018	(19)
USD7,071	GBP5,250	Goldman Sachs	1/17/2018	(22)
USD5,443	GBP4,050	Bank of New York Mellon	1/17/2018	(29)
USD3,792	EUR3,200	Citibank	1/17/2018	(52)
USD9,515	EUR8,000	Bank of America, N.A.	1/17/2018	(95)
JPY7,356,342	USD65,491	Citibank	1/17/2018	(140)
JPY14,186,572	USD126,719	HSBC Bank	1/17/2018	(691)
EUR82,982	USD97,963	Goldman Sachs	1/18/2018	1,728
USD17,137	MXN330,450	Bank of America, N.A.	1/18/2018	399
CHF22,712	USD23,067	Goldman Sachs	1/18/2018	275
JPY1,937,908	USD17,188	Goldman Sachs	1/18/2018	29
USD4,717	CAD6,000	Barclays Bank PLC	1/18/2018	(58)
JPY499,132	EUR3,750	Goldman Sachs	1/18/2018	(71)
NOK131,600	USD15,711	Bank of America, N.A.	1/19/2018	327
EUR6,800	GBP6,000	HSBC Bank	1/19/2018	62
USD15,422	EUR13,000	JPMorgan Chase	1/19/2018	(197)
USD15,282	PLN54,400	Bank of America, N.A.	1/19/2018	(346)
USD29,652	EUR25,150	Bank of America, N.A.	1/19/2018	(564)
EUR83,098	USD98,394	Barclays Bank PLC	1/22/2018	1,462
EUR47,856	USD56,408	Bank of America, N.A.	1/22/2018	1,099
EUR27,469	USD32,514	UBS AG	1/22/2018	495
JPY829,484	USD7,350	Barclays Bank PLC	1/22/2018	21
USD134	GBP100	Bank of New York Mellon	1/22/2018	(1)
USD3,338	EUR2,830	UBS AG	1/22/2018	(63)
USD9,093	EUR7,680	UBS AG	1/22/2018	(136)
USD9,468	EUR8,000	Goldman Sachs	1/22/2018	(145)
JPY3,867,429	USD34,568	Barclays Bank PLC	1/22/2018	(203)
JPY6,000,000	USD53,519	JPMorgan Chase	1/22/2018	(204)
EUR76,027	USD90,038	Citibank	1/23/2018	1,327
SEK198,192	USD23,617	Citibank	1/23/2018	582
SEK69,559	EUR7,000	Citibank	1/23/2018	81
USD2,516	AUD3,200	JPMorgan Chase	1/23/2018	19
USD1,154	EUR975	JPMorgan Chase	1/23/2018	(17)
JPY1,330,157	USD11,887	JPMorgan Chase	1/23/2018	(67)

10	Capital World Bond Fund

				Unrealized
Contract amount				appreciation (depreciation)
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
EUR7,087	PLN30,000	Citibank	1/23/2018	$(102)
USD15,390	EUR12,995	Citibank	1/23/2018	(227)
USD11,880	GBP9,000	Bank of America, N.A.	1/23/2018	(282)
USD35,789	ILS125,800	JPMorgan Chase	1/23/2018	(400)
USD23,902	PLN85,450	Citibank	1/23/2018	(646)
SEK197,119	USD23,260	Barclays Bank PLC	1/24/2018	810
JPY3,984,529	USD35,219	Goldman Sachs	1/24/2018	191
JPY1,813,392	USD16,000	Citibank	1/24/2018	115
USD6,737	EUR5,697	Citibank	1/24/2018	(110)
USD1,321	TRY5,100	JPMorgan Chase	1/25/2018	(13)
USD2,087	NZD3,000	JPMorgan Chase	1/25/2018	(38)
USD3,631	ZAR46,500	JPMorgan Chase	1/29/2018	(108)
USD4,859	MXN95,700	JPMorgan Chase	1/31/2018	24
EUR60,176	USD72,250	Citibank	2/5/2018	120
USD4,741	GBP3,500	Bank of America, N.A.	2/5/2018	10
USD35,682	PLN127,000	Bank of America, N.A.	2/7/2018	(804)
JPY12,195,000	USD108,309	HSBC Bank	2/15/2018	175
SEK154,107	USD18,397	Barclays Bank PLC	2/22/2018	452
JPY2,694,444	USD23,882	HSBC Bank	2/23/2018	96
USD29,842	EUR25,000	Bank of America, N.A.	2/23/2018	(253)
USD32,749	INR2,174,200	Citibank	3/26/2018	(950)
USD7,500	BRL24,304	Citibank	4/20/2018	262
USD40,733	BRL132,300	Citibank	4/23/2018	1,346
USD363,513	JPY40,150,000	Citibank	5/21/2018	4,315
USD115,890	JPY12,800,000	Citibank	5/21/2018	1,376
USD5,150	JPY560,000	JPMorgan Chase	8/20/2018	111
USD20,796	BRL70,000	Citibank	11/29/2018	456
USD155,200	BRL529,000	JPMorgan Chase	12/4/2018	1,567
USD1,434	EUR1,185	Bank of America, N.A.	12/13/2018	(22)
USD1,816	EUR1,510	Bank of America, N.A.	12/13/2018	(39)
USD3,843	EUR3,185	Bank of America, N.A.	12/13/2018	(70)
				$5,203

Capital World Bond Fund	11

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	12/31/2017	receipts	at 12/31/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
7.46%	28-day MXN-TIIE	11/6/2018	MXN5,644,000	$(1,393)	$—	$(1,393)
7.455%	28-day MXN-TIIE	11/7/2018	4,601,000	(1,149)	—	(1,149)
7.44%	28-day MXN-TIIE	11/7/2018	12,755,000	(3,265)	—	(3,265)
1.6505%	3-month USD-LIBOR	3/21/2019	$250,000	(853)	—	(853)
3-month USD-LIBOR	1.598%	8/11/2019	62,500	393	—	393
3-month USD-LIBOR	2.0335%	12/19/2019	140,000	74	—	74
3-month USD-LIBOR	1.6332%	5/23/2020	18,000	197	—	197
3-month NZD-BBR-FRA	2.67%	12/9/2020	NZ$170,000	83	—	83
2.2425%	3-month AUD-BBSW	12/9/2020	A$155,000	(386)	—	(386)
2.322%	3-month AUD-BBSW	12/15/2020	205,000	(393)	—	(393)
3-month NZD-BBR-FRA	2.707%	12/18/2020	NZ$225,000	66	—	66
9.145%	DI-OVER-EXTRA Grupo	1/4/2021	BRL438,000	989	—	989
9.44%	DI-OVER-EXTRA Grupo	1/4/2021	32,000	141	—	141
1.2185%	3-month USD-LIBOR	2/8/2021	$70,000	(1,984)	—	(1,984)
1.9575%	3-month Canada BA	7/5/2021	C$80,000	(488)	—	(488)
3-month USD-LIBOR	2.15875%	7/8/2021	$60,000	210	—	210
6.775%	28-day MXN-TIIE	6/20/2022	MXN1,100,000	(2,317)	—	(2,317)
3-month SEK-STIBOR	0.425%	8/4/2022	SKr600,000	(68)	—	(68)
3-month USD-LIBOR	1.5075%	9/22/2026	$9,600	653	—	653
0.8153%	6-month EURIBOR	4/28/2027	€10,000	4	—	4
3-month SEK-STIBOR	1.125%	4/28/2027	SKr100,000	(12)	—	(12)
6-month EURIBOR	0.7952%	5/23/2027	€12,500	32	—	32
3-month SEK-STIBOR	1.222%	8/8/2027	SKr50,000	(43)	—	(43)
3-month USD-LIBOR	2.4275%	10/31/2027	$27,350	(105)	—	(105)
3-month USD-LIBOR	2.562%	11/4/2045	20,000	(104)	—	(104)
3-month USD-LIBOR	2.556%	11/27/2045	47,000	(190)	—	(190)
3-month USD-LIBOR	1.794%	8/3/2046	50,000	7,898	—	7,898
3-month USD-LIBOR	1.9095%	10/11/2046	20,000	2,683	—	2,683
3-month USD-LIBOR	2.659%	2/8/2047	15,000	(398)	—	(398)
1.4898%	6-month EURIBOR	8/28/2047	€4,000	(4)	—	(4)
1.4898%	6-month EURIBOR	11/24/2047	8,250	(11)	—	(11)
1.4508%	6-month EURIBOR	12/15/2047	15,000	(198)	—	(198)
					$—	$62

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $45,566,000, which represented .36% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,380,671,000, which represented 10.86% of the net assets of the fund.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

12	Capital World Bond Fund

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BA = Banker’s acceptances

BBR = Bank base rate

BBSW= Bank Bill Swap

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate

DKr = Danish kroner

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward rate agreement

GBP/£ = British pounds

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

NZD/NZ$ = New Zealand dollars

PLN = Polish zloty

SEK/SKr = Swedish kronor

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

Capital World Bond Fund	13

Financial statements

Statement of assets and liabilities at December 31, 2017	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $12,574,333)		$12,702,839
Cash denominated in currencies other than U.S. dollars (cost: $13,813)		14,012
Unrealized appreciation on open forward currency contracts		27,870
Receivables for:
Sales of investments	$124,409
Sales of fund’s shares	52,197
Closed forward currency contracts	2,994
Variation margin on futures contracts	1,089
Variation margin on swap contracts	1,246
Interest	98,686
Other	1,428	282,049
		13,026,770
Liabilities:
Unrealized depreciation on open forward currency contracts		22,667
Payables for:
Purchases of investments	255,506
Repurchases of fund’s shares	16,277
Closed forward currency contracts	2,336
Investment advisory services	4,708
Services provided by related parties	2,888
Trustees’ deferred compensation	228
Variation margin on futures contracts	39
Variation margin on swap contracts	1,430
Other	1,663	285,075
Net assets at December 31, 2017		$12,719,028

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,659,691
Distributions in excess of net investment income		(1,105)
Accumulated net realized loss		(71,713)
Net unrealized appreciation		132,155
Net assets at December 31, 2017		$12,719,028

See Notes to Financial Statements

14	Capital World Bond Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (637,527 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share

Class A	$5,866,530	293,823		$19.97
Class C	279,846	14,257		19.63
Class T	10	—	*	19.97
Class F-1	284,947	14,306		19.92
Class F-2	1,026,855	51,504		19.94
Class F-3	1,770,097	88,717		19.95
Class 529-A	312,141	15,590		20.02
Class 529-C	84,350	4,265		19.78
Class 529-E	15,417	775		19.90
Class 529-T	10	1		19.97
Class 529-F-1	37,581	1,889		19.90
Class R-1	8,436	427		19.77
Class R-2	126,370	6,397		19.75
Class R-2E	3,744	188		19.93
Class R-3	141,010	7,073		19.94
Class R-4	115,006	5,764		19.95
Class R-5E	17	1		19.94
Class R-5	84,256	4,217		19.98
Class R-6	2,562,405	128,333		19.97

*	Amount less than one thousand.

See Notes to Financial Statements

Capital World Bond Fund	15

Statement of operations for the year ended December 31, 2017	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1,588)	$378,456
Dividends	272	$378,728
Fees and expenses*:
Investment advisory services	54,104
Distribution services	22,172
Transfer agent services	17,464
Administrative services	3,790
Reports to shareholders	1,348
Registration statement and prospectus	1,057
Trustees’ compensation	116
Auditing and legal	293
Custodian	2,400
Other	499
Total fees and expenses before reimbursement	103,243
Less transfer agent services reimbursement	1
Total fees and expenses after reimbursement		103,242
Net investment income		275,486

Net realized loss and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $2,865)	18,384
Futures contracts	3,839
Forward currency contracts	(70,093)
Swap contracts	(16,799)
Currency transactions	(14,266)	(78,935)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $936)	654,084
Futures contracts	(1,930)
Forward currency contracts	32,349
Swap contracts	(17,242)
Currency translations	2,998	670,259
Net realized loss and unrealized appreciation		591,324
Net increase in net assets resulting from operations		$866,810

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

16	Capital World Bond Fund

Statements of changes in net assets

(dollars in thousands)

	Year ended	Three months ended	Year ended
	December 31,	December 31,	September 30,
	2017	2016*	2016

Operations:
Net investment income	$275,486	$65,969	$250,362
Net realized (loss) gain	(78,935)	(161,561)	1,766
Net unrealized appreciation (depreciation)	670,259	(724,241)	719,999
Net increase (decrease) in net assets resulting from operations	866,810	(819,833)	972,127
Dividends, distributions and return of capital paid to shareholders:
Dividends from net investment income	(94,497)	(76,502)	(152,624)
Distributions from net realized gain on investments	—	(42,817)	—
Return of capital	(143,803)	(28,799)	—
Total dividends, distributions and return of capital paid to shareholders	(238,300)	(148,118)	(152,624)
Net capital share transactions	151,478	285,846	(827,841)
Total increase (decrease) in net assets	779,988	(682,105)	(8,338)
Net assets:
Beginning of period	11,939,040	12,621,145	12,629,483
End of period (including distributions in excess of net investment income: $(1,105), $(21,724) and $(7,752), respectively)	$12,719,028	$11,939,040	$12,621,145

*	In 2016, the fund changed its fiscal year-end from September to December.

See Notes to Financial Statements

Capital World Bond Fund	17

Notes to financial statements

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge1)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4,R-5E, R-5 and R-6	None	None	None

[1]	18 months for shares purchased on or after August 14, 2017.
[2]	Effective December 1, 2017.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

18	Capital World Bond Fund

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Capital World Bond Fund	19

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,729,050	$—	$1,729,050
Japanese yen	—	1,094,627	—	1,094,627
Polish zloty	—	528,887	—	528,887
Mexican pesos	—	452,718	—	452,718
Indian rupees	—	295,018	—	295,018
Malaysian ringgits	—	283,920	—	283,920
Brazilian reais	—	252,395	—	252,395
British pounds	—	239,250	—	239,250
U.S. dollars	—	5,502,924	5,265	5,508,189
Other	—	1,241,981	—	1,241,981
Convertible stocks	—	1,027	3,149	4,176
Common stocks	110	253	1,622	1,985
Short-term securities	—	1,070,643	—	1,070,643
Total	$110	$12,692,693	$10,036	$12,702,839

20	Capital World Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$984	$—	$—	$984
Unrealized appreciation on open forward currency contracts	—	27,870	—	27,870
Unrealized appreciation on interest rate swaps	—	13,423	—	13,423
Liabilities:
Unrealized depreciation on futures contracts	(2,965)	—	—	(2,965)
Unrealized depreciation on open forward currency contracts	—	(22,667)	—	(22,667)
Unrealized depreciation on interest rate swaps	—	(13,361)	—	(13,361)
Total	$(1,981)	$5,265	$—	$3,284

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Capital World Bond Fund	21

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

22	Capital World Bond Fund

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $601,922,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $3,391,566,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Capital World Bond Fund	23

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $2,793,817,000.

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the year ended, December 31, 2017 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Net unrealized appreciation*	$984	Net unrealized depreciation*	$2,965
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	27,870	Unrealized depreciation on open forward currency contracts	22,667
Forward currency	Currency	Receivables for closed forward currency contracts	2,994	Payables for closed forward currency contracts	2,336
Swaps	Interest	Net unrealized appreciation*	13,423	Net unrealized depreciation*	13,361
			$45,271		$41,329

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$3,839	Net unrealized depreciation on futures contracts	$(1,930)
Forward currency	Currency	Net realized loss on forward currency contracts	(70,093)	Net unrealized appreciation on forward currency contracts	32,349
Swaps	Interest	Net realized loss on swap contracts	(16,799)	Net unrealized depreciation on swap contracts	(17,242)
			$(83,053)		$13,177

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

24	Capital World Bond Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2017, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$2,409	$(2,409)	$—	$—	$—
Barclays Bank PLC	2,745	(1,069)	—	(831)	845
Citibank	10,123	(4,354)	—	(5,769)	—
Goldman Sachs	3,001	(2,950)	—	—	51
HSBC Bank	1,244	(1,244)	—	—	—
JPMorgan Chase	7,934	(5,926)	(2,008)	—	—
UBS AG	3,408	(3,408)	—	—	—
Total	$30,864	$(21,360)	$(2,008)	$(6,600)	$896
Liabilities:
Bank of America, N.A.	$4,769	$(2,409)	$(2,360)	$—	$—
Bank of New York Mellon	30	—	—	—	30
Barclays Bank PLC	1,069	(1,069)	—	—	—
Citibank	4,354	(4,354)	—	—	—
Goldman Sachs	2,950	(2,950)	—	—	—
HSBC Bank	1,412	(1,244)	(168)	—	—
JPMorgan Chase	5,926	(5,926)	—	—	—
UBS AG	4,493	(3,408)	(1,085)	—	—
Total	$25,003	$(21,360)	$(3,613)	$—	$30

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2017, the fund reclassified $160,362,000 from distributions in excess of net investment income to accumulated net realized loss and $8,000 from distributions in excess of net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

Capital World Bond Fund	25

As of December 31, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Distribution in excess of ordinary income	$143,803
Capital loss carryforward*	(61,695)
Gross unrealized appreciation on investments	419,076
Gross unrealized depreciation on investments	(297,652)
Net unrealized appreciation on investments	121,424
Cost of investments	12,584,699

*	Reflects the utilization of capital loss carryforward of $114,713,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

For the year ended December 31, 2017, the fund’s distributions exceeded total taxable income and net realized gains or losses resulting in a return of capital for tax purposes. Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2017
Share class	Ordinary income		Long-term capital gains	Return of capital		Total paid
Class A	$41,963		$—	$63,859		$105,822
Class B1	—		—	—		—
Class C	1,244		—	1,893		3,137
Class T2	—	[3]	—	—	[3]	—	[3]
Class F-1	2,267		—	3,451		5,718
Class F-2	10,705		—	16,291		26,996
Class F-3[4]	10,363		—	15,769		26,132
Class 529-A	2,066		—	3,144		5,210
Class 529-B1	—		—	—		—
Class 529-C	384		—	585		969
Class 529-E	98		—	149		247
Class 529-T2	—	[3]	—	—	[3]	—	[3]
Class 529-F-1	285		—	434		719
Class R-1	40		—	61		101
Class R-2	592		—	901		1,493
Class R-2E	18		—	27		45
Class R-3	883		—	1,344		2,227
Class R-4	847		—	1,288		2,135
Class R-5E	1		—	1		2
Class R-5	709		—	1,079		1,788
Class R-6	22,032		—	33,527		55,559
Total	$94,497		$—	$143,803		$238,300

26	Capital World Bond Fund

	Period ended December 31, 2016[5]								Year ended September 30, 2016
Share class	Ordinary income		Long-term capital gains		Return of capital		Total paid		Ordinary income		Long-term capital gains	Total paid
Class A	$36,287		$21,022		$13,660		$70,969		$74,286		$—	$74,286
Class B	8		15		3		26		75		—	75
Class C	1,098		1,239		413		2,750		1,919		—	1,919
Class F-1	2,068		1,179		778		4,025		9,419		—	9,419
Class F-2	13,269		6,851		4,995		25,115		25,227		—	25,227
Class 529-A	1,691		1,033		636		3,360		3,366		—	3,366
Class 529-B	1		1		—	[3]	2		5		—	5
Class 529-C	328		400		124		852		517		—	517
Class 529-E	82		56		31		169		152		—	152
Class 529-F-1	242		127		91		460		523		—	523
Class R-1	36		39		14		89		66		—	66
Class R-2	487		486		183		1,156		717		—	717
Class R-2E	8		7		3		18		4		—	4
Class R-3	733		505		276		1,514		1,303		—	1,303
Class R-4	689		383		260		1,332		1,240		—	1,240
Class R-5E6	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class R-5	562		274		212		1,048		2,329		—	2,329
Class R-6	18,913		9,200		7,120		35,233		31,476		—	31,476
Total	$76,502		$42,817		$28,799		$148,118		$152,624		$—	$152,624

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	In 2016, the fund changed its fiscal year-end from September to December.
[6]	Class R-5E shares began investment operations on November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the year ended December 31, 2017, the investment advisory services fee was $54,104,000, which was equivalent to an annualized rate of 0.442% of average daily net assets.

Capital World Bond Fund	27

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	Capital World Bond Fund

For the year ended December 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$14,502		$12,529		$582		Not applicable
Class B1	6		2		Not applicable		Not applicable
Class C	3,048		674		153		Not applicable
Class T2	—		—	[3]	—	[3]	Not applicable
Class F-1	768		387		154		Not applicable
Class F-2	Not applicable		1,932		741		Not applicable
Class F-3[4]	Not applicable		149		458		Not applicable
Class 529-A	665		566		147		$199
Class 529-B1	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-C	1,050		221		53		72
Class 529-E	77		15		8		11
Class 529-T2	—		—	[3]	—	[3]	—	[3]
Class 529-F-1	—		70		18		24
Class R-1	94		14		5		Not applicable
Class R-2	961		479		65		Not applicable
Class R-2E	18		7		1		Not applicable
Class R-3	703		240		71		Not applicable
Class R-4	280		122		56		Not applicable
Class R-5E	Not applicable		—	[3]	—	[3]	Not applicable
Class R-5	Not applicable		48		41		Not applicable
Class R-6	Not applicable		9		1,237		Not applicable
Total class-specific expenses	$22,172		$17,464		$3,790		$306

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $116,000 in the fund’s statement of operations reflects $83,000 in current fees (either paid in cash or deferred) and a net increase of $33,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2017.

Capital World Bond Fund	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class A	$843,562	42,799		$104,105		5,271		$(1,204,932)	(61,430)	$(257,265)	(13,360)
Class B2	16	1		—		—		(4,228)	(222)	(4,212)	(221)
Class C	30,902	1,599		3,080		159		(106,869)	(5,549)	(72,887)	(3,791)
Class T3	10	—	[4]	—		—		—	—	10	— [4]
Class F-1	71,830	3,667		5,614		285		(131,369)	(6,681)	(53,925)	(2,729)
Class F-2	812,384	41,657		26,431		1,350		(1,852,794)	(93,637)	(1,013,979)	(50,630)
Class F-3[5]	1,862,336	93,612		25,543		1,281		(123,337)	(6,176)	1,764,542	88,717
Class 529-A	58,164	2,927		5,209		263		(54,804)	(2,774)	8,569	416
Class 529-B2	3	—	[4]	—		—		(406)	(21)	(403)	(21)
Class 529-C	11,918	610		969		50		(43,215)	(2,207)	(30,328)	(1,547)
Class 529-E	2,221	113		247		13		(3,295)	(168)	(827)	(42)
Class 529-T3	10	1		—	[4]	—	[4]	—	—	10	1
Class 529-F-1	8,157	415		719		37		(7,744)	(395)	1,132	57
Class R-1	1,677	86		101		5		(4,653)	(240)	(2,875)	(149)
Class R-2	29,899	1,538		1,491		76		(45,052)	(2,323)	(13,662)	(709)
Class R-2E	2,107	108		45		2		(537)	(27)	1,615	83
Class R-3	41,838	2,135		2,225		113		(50,170)	(2,563)	(6,107)	(315)
Class R-4	35,005	1,785		2,133		108		(34,431)	(1,756)	2,707	137
Class R-5E	95	5		1		—	[4]	(92)	(5)	4	— [4]
Class R-5	23,956	1,217		1,788		90		(21,700)	(1,102)	4,044	205
Class R-6	935,545	47,641		55,538		2,818		(1,165,768)	(59,352)	(174,685)	(8,893)
Total net increase (decrease)	$4,771,635	241,916		$235,239		11,921		$(4,855,396)	(246,628)	$151,478	7,209

Period ended December 31, 2016[6]

Class A	$209,057	10,685		$69,870		3,617		$(460,612)	(23,674)	$(181,685)	(9,372)
Class B	21	1		27		2		(3,811)	(195)	(3,763)	(192)
Class C	9,806	510		2,704		143		(37,905)	(1,981)	(25,395)	(1,328)
Class F-1	19,200	980		3,951		205		(40,997)	(2,112)	(17,846)	(927)
Class F-2	364,484	18,651		24,470		1,271		(181,293)	(9,352)	207,661	10,570
Class 529-A	9,225	474		3,359		174		(14,802)	(764)	(2,218)	(116)
Class 529-B	7	—	[4]	2		—	[4]	(476)	(24)	(467)	(24)
Class 529-C	3,231	167		852		45		(7,783)	(408)	(3,700)	(196)
Class 529-E	552	28		168		9		(909)	(47)	(189)	(10)
Class 529-F-1	1,612	84		458		24		(3,662)	(191)	(1,592)	(83)
Class R-1	458	24		88		5		(719)	(37)	(173)	(8)
Class R-2	8,755	454		1,154		61		(13,494)	(700)	(3,585)	(185)
Class R-2E	987	49		18		1		(100)	(5)	905	45
Class R-3	11,038	565		1,511		78		(12,466)	(642)	83	1
Class R-4	8,947	459		1,330		69		(12,579)	(646)	(2,302)	(118)
Class R-5E	—	—		—		—		—	—	—	—
Class R-5	7,120	362		1,048		54		(4,644)	(240)	3,524	176
Class R-6	305,750	15,767		35,167		1,821		(24,329)	(1,245)	316,588	16,343
Total net increase (decrease)	$960,250	49,260		$146,177		7,579		$(820,581)	(42,263)	$285,846	14,576

30	Capital World Bond Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2016

Class A	$853,814	43,280	$72,934	3,719		$(1,241,238)	(63,140)	$(314,490)	(16,141)
Class B	561	29	74	4		(28,837)	(1,474)	(28,202)	(1,441)
Class C	47,499	2,450	1,877	96		(115,371)	(5,974)	(65,995)	(3,428)
Class F-1	269,616	14,009	9,371	493		(2,073,036)	(106,840)	(1,794,049)	(92,338)
Class F-2	2,588,506	131,684	24,363	1,238		(1,662,752)	(83,619)	950,117	49,303
Class 529-A	34,708	1,758	3,365	171		(59,360)	(3,009)	(21,287)	(1,080)
Class 529-B	103	5	5	—	[4]	(2,520)	(128)	(2,412)	(123)
Class 529-C	15,473	794	517	27		(30,573)	(1,571)	(14,583)	(750)
Class 529-E	1,997	101	151	8		(2,755)	(140)	(607)	(31)
Class 529-F-1	6,464	328	523	27		(12,519)	(640)	(5,532)	(285)
Class R-1	2,007	103	66	3		(5,079)	(262)	(3,006)	(156)
Class R-2	34,469	1,771	717	36		(45,267)	(2,330)	(10,081)	(523)
Class R-2E	1,323	68	4	—	[4]	(154)	(8)	1,173	60
Class R-3	39,795	2,022	1,301	66		(50,703)	(2,585)	(9,607)	(497)
Class R-4	40,159	2,014	1,239	63		(29,994)	(1,526)	11,404	551
Class R-5E7	10	1	—	—		—	—	10	1
Class R-5	36,589	1,871	2,329	119		(120,056)	(6,034)	(81,138)	(4,044)
Class R-6	648,058	32,722	31,445	1,605		(119,059)	(6,136)	560,444	28,191
Total net increase (decrease)	$4,621,151	235,010	$150,281	7,675		$(5,599,273)	(285,416)	$(827,841)	(42,731)

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Amount less than one thousand.
[5]	Class F-3 shares began investment operations on January 27, 2017.
[6]	In 2016, the fund changed its fiscal year-end from September to December.
[7]	Class R-5E shares began investment operations on November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,936,871,000 and $10,482,941,000, respectively, during the year ended December 31, 2017.

Capital World Bond Fund	31

Financial highlights

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
Class A:
12/31/2017	$18.96	$.42	$.95	$1.37	$(.14)	$—	$(.22)	$(.36)	$19.97	7.26%	$5,867		.96%		.96%		2.13%
12/31/2016[4,5]	20.51	.10	(1.42)	(1.32)	(.12)	(.07)	(.04)	(.23)	18.96	(6.51)[6]	5,824		.24	[6]	.24	[6]	.52	[6]
9/30/2016	19.21	.38	1.15	1.53	(.23)	—	—	(.23)	20.51	8.08	6,494		.94		.94		1.94
9/30/2015	20.49	.39	(1.20)	(.81)	(.19)	(.28)	—	(.47)	19.21	(4.05)	6,393		.93		.93		1.99
9/30/2014	20.32	.47	.13	.60	(.43)	—	—	(.43)	20.49	2.98	7,176		.90		.90		2.27
9/30/2013	21.63	.43	(1.02)	(.59)	(.44)	(.28)	—	(.72)	20.32	(2.80)	7,384		.91		.91		2.09
Class C:
12/31/2017	18.64	.26	.93	1.19	(.08)	—	(.12)	(.20)	19.63	6.41	280		1.75		1.75		1.34
12/31/2016[4,5]	20.13	.06	(1.40)	(1.34)	(.06)	(.07)	(.02)	(.15)	18.64	(6.72)[6]	337		.44	[6]	.44	[6]	.32	[6]
9/30/2016	18.88	.22	1.12	1.34	(.09)	—	—	(.09)	20.13	7.19	390		1.74		1.74		1.14
9/30/2015	20.18	.23	(1.19)	(.96)	(.06)	(.28)	—	(.34)	18.88	(4.80)	431		1.73		1.73		1.19
9/30/2014	20.01	.30	.13	.43	(.26)	—	—	(.26)	20.18	2.17	552		1.70		1.70		1.49
9/30/2013	21.30	.26	(1.00)	(.74)	(.27)	(.28)	—	(.55)	20.01	(3.55)	654		1.71		1.71		1.28
Class T:
12/31/2017[4,7]	19.32	.35	.60	.95	(.12)	—	(.18)	(.30)	19.97	4.95 [6,8]	—	[9]	.73	[8,10]	.73	[8,10]	2.37	[8,10]
Class F-1:
12/31/2017	18.92	.43	.94	1.37	(.15)	—	(.22)	(.37)	19.92	7.28	285		.91		.91		2.18
12/31/2016[4,5]	20.46	.10	(1.41)	(1.31)	(.12)	(.07)	(.04)	(.23)	18.92	(6.47)[6]	322		.22	[6]	.22	[6]	.53	[6]
9/30/2016	19.09	.38	1.13	1.51	(.14)	—	—	(.14)	20.46	8.01	368		.94		.94		1.98
9/30/2015	20.37	.40	(1.21)	(.81)	(.19)	(.28)	—	(.47)	19.09	(4.05)	2,106		.91		.91		2.03
9/30/2014	20.20	.47	.13	.60	(.43)	—	—	(.43)	20.37	3.01	1,951		.90		.90		2.27
9/30/2013	21.51	.43	(1.02)	(.59)	(.44)	(.28)	—	(.72)	20.20	(2.81)	1,896		.91		.91		2.09
Class F-2:
12/31/2017	18.93	.47	.95	1.42	(.16)	—	(.25)	(.41)	19.94	7.54	1,027		.67		.67		2.41
12/31/2016[4,5]	20.49	.12	(1.42)	(1.30)	(.14)	(.07)	(.05)	(.26)	18.93	(6.42)[6]	1,933		.16	[6]	.16	[6]	.60	[6]
9/30/2016	19.20	.44	1.14	1.58	(.29)	—	—	(.29)	20.49	8.37	1,876		.65		.65		2.21
9/30/2015	20.48	.45	(1.21)	(.76)	(.24)	(.28)	—	(.52)	19.20	(3.77)	811		.65		.65		2.28
9/30/2014	20.31	.52	.14	.66	(.49)	—	—	(.49)	20.48	3.29	990		.61		.61		2.54
9/30/2013	21.62	.49	(1.02)	(.53)	(.50)	(.28)	—	(.78)	20.31	(2.53)	621		.64		.64		2.35
Class F-3:
12/31/2017[4,11]	19.08	.48	.83	1.31	(.17)	—	(.27)	(.44)	19.95	6.94 [6]	1,770		.55	[10]	.55	[10]	2.58	[10]
Class 529-A:
12/31/2017	19.01	.41	.95	1.36	(.14)	—	(.21)	(.35)	20.02	7.18	312		1.02		1.02		2.07
12/31/2016[4,5]	20.57	.10	(1.44)	(1.34)	(.11)	(.07)	(.04)	(.22)	19.01	(6.53)[6]	289		.26	[6]	.26	[6]	.50	[6]
9/30/2016	19.26	.37	1.15	1.52	(.21)	—	—	(.21)	20.57	7.95	314		1.03		1.03		1.85
9/30/2015	20.54	.38	(1.21)	(.83)	(.17)	(.28)	—	(.45)	19.26	(4.12)	315		1.02		1.02		1.91
9/30/2014	20.37	.45	.13	.58	(.41)	—	—	(.41)	20.54	2.88	358		.99		.99		2.19
9/30/2013	21.68	.42	(1.03)	(.61)	(.42)	(.28)	—	(.70)	20.37	(2.87)	372		.99		.99		2.01

32	Capital World Bond Fund

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2017	$18.77	$.25	$.94	$1.19	$(.07)	$—	$(.11)	$(.18)	$19.78	6.38%	$84		1.80%		1.80%		1.30%
12/31/2016[4,5]	20.27	.06	(1.41)	(1.35)	(.06)	(.07)	(.02)	(.15)	18.77	(6.74)[6]	109		.45	[6]	.45	[6]	.31	[6]
9/30/2016	19.00	.21	1.14	1.35	(.08)	—	—	(.08)	20.27	7.19	122		1.80		1.80		1.08
9/30/2015	20.32	.22	(1.20)	(.98)	(.06)	(.28)	—	(.34)	19.00	(4.91)	128		1.79		1.79		1.14
9/30/2014	20.14	.29	.14	.43	(.25)	—	—	(.25)	20.32	2.15	152		1.77		1.77		1.41
9/30/2013	21.45	.25	(1.02)	(.77)	(.26)	(.28)	—	(.54)	20.14	(3.67)	165		1.77		1.77		1.22
Class 529-E:
12/31/2017	18.89	.37	.95	1.32	(.12)	—	(.19)	(.31)	19.90	7.04	15		1.19		1.19		1.90
12/31/2016[4,5]	20.43	.09	(1.42)	(1.33)	(.10)	(.07)	(.04)	(.21)	18.89	(6.59)[6]	15		.30	[6]	.30	[6]	.46	[6]
9/30/2016	19.14	.33	1.14	1.47	(.18)	—	—	(.18)	20.43	7.77	17		1.21		1.21		1.68
9/30/2015	20.41	.34	(1.20)	(.86)	(.13)	(.28)	—	(.41)	19.14	(4.29)	16		1.21		1.21		1.72
9/30/2014	20.24	.41	.13	.54	(.37)	—	—	(.37)	20.41	2.69	19		1.20		1.20		1.98
9/30/2013	21.55	.37	(1.02)	(.65)	(.38)	(.28)	—	(.66)	20.24	(3.11)	20		1.21		1.21		1.79
Class 529-T:
12/31/2017[4,7]	19.32	.34	.61	.95	(.12)	—	(.18)	(.30)	19.97	4.91 [6,8]	—	[9]	.78	[8,10]	.78	[8,10]	2.33	[8,10]
Class 529-F-1:
12/31/2017	18.90	.45	.94	1.39	(.15)	—	(.24)	(.39)	19.90	7.41	38		.80		.80		2.30
12/31/2016[4,5]	20.46	.11	(1.42)	(1.31)	(.13)	(.07)	(.05)	(.25)	18.90	(6.45)[6]	35		.20	[6]	.20	[6]	.56	[6]
9/30/2016	19.16	.41	1.15	1.56	(.26)	—	—	(.26)	20.46	8.18	39		.81		.81		2.08
9/30/2015	20.44	.42	(1.20)	(.78)	(.22)	(.28)	—	(.50)	19.16	(3.92)	42		.79		.79		2.14
9/30/2014	20.27	.49	.14	.63	(.46)	—	—	(.46)	20.44	3.13	45		.77		.77		2.40
9/30/2013	21.58	.46	(1.02)	(.56)	(.47)	(.28)	—	(.75)	20.27	(2.67)	39		.77		.77		2.23
Class R-1:
12/31/2017	18.77	.27	.94	1.21	(.08)	—	(.13)	(.21)	19.77	6.49	9		1.68		1.68		1.41
12/31/2016[4,5]	20.27	.07	(1.41)	(1.34)	(.07)	(.07)	(.02)	(.16)	18.77	(6.69)[6]	11		.42	[6]	.42	[6]	.34	[6]
9/30/2016	19.01	.23	1.13	1.36	(.10)	—	—	(.10)	20.27	7.24	12		1.68		1.68		1.20
9/30/2015	20.31	.25	(1.20)	(.95)	(.07)	(.28)	—	(.35)	19.01	(4.74)	14		1.66		1.66		1.26
9/30/2014	20.14	.31	.14	.45	(.28)	—	—	(.28)	20.31	2.24	17		1.65		1.65		1.53
9/30/2013	21.44	.28	(1.02)	(.74)	(.28)	(.28)	—	(.56)	20.14	(3.52)	17		1.64		1.64		1.35
Class R-2:
12/31/2017	18.76	.28	.94	1.22	(.09)	—	(.14)	(.23)	19.75	6.50	126		1.65		1.65		1.44
12/31/2016[4,5]	20.27	.07	(1.42)	(1.35)	(.06)	(.07)	(.03)	(.16)	18.76	(6.71)[6]	133		.42	[6]	.42	[6]	.34	[6]
9/30/2016	19.00	.23	1.14	1.37	(.10)	—	—	(.10)	20.27	7.26	148		1.70		1.70		1.18
9/30/2015	20.30	.24	(1.20)	(.96)	(.06)	(.28)	—	(.34)	19.00	(4.78)	149		1.70		1.70		1.23
9/30/2014	20.13	.30	.14	.44	(.27)	—	—	(.27)	20.30	2.19	168		1.71		1.71		1.47
9/30/2013	21.43	.27	(1.01)	(.74)	(.28)	(.28)	—	(.56)	20.13	(3.54)	177		1.67		1.67		1.32
Class R-2E:
12/31/2017	18.93	.34	.95	1.29	(.12)	—	(.17)	(.29)	19.93	6.81	4		1.37		1.37		1.74
12/31/2016[4,5]	20.47	.08	(1.42)	(1.34)	(.09)	(.07)	(.04)	(.20)	18.93	(6.57)[6]	2		.34	[6]	.34	[6]	.42	[6]
9/30/2016	19.20	.30	1.18	1.48	(.21)	—	—	(.21)	20.47	7.75	1		1.33		1.33		1.53
9/30/2015	20.50	.42	(1.21)	(.79)	(.23)	(.28)	—	(.51)	19.20	(3.94)[8]	—	[9]	.78	[8]	.78	[8]	2.13	[8]
9/30/2014[4,12]	21.00	.04	(.54)	(.50)	—	—	—	—	20.50	(2.38)[6,8]	—	[9]	.06	[6,8]	.06	[6,8]	.17	[6,8]

See end of table for footnotes.

Capital World Bond Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
Class R-3:
12/31/2017	$18.93	$.37	$.95	$1.32	$(.12)	$—	$(.19)	$(.31)	$19.94	7.01%	$141		1.20%		1.20%		1.89%
12/31/2016[4,5]	20.47	.09	(1.42)	(1.33)	(.10)	(.07)	(.04)	(.21)	18.93	(6.58)[6]	140		.29	[6]	.29	[6]	.47	[6]
9/30/2016	19.17	.32	1.15	1.47	(.17)	—	—	(.17)	20.47	7.78	151		1.23		1.23		1.65
9/30/2015	20.45	.34	(1.21)	(.87)	(.13)	(.28)	—	(.41)	19.17	(4.34)	151		1.22		1.22		1.71
9/30/2014	20.28	.41	.13	.54	(.37)	—	—	(.37)	20.45	2.67	174		1.21		1.21		1.97
9/30/2013	21.58	.37	(1.02)	(.65)	(.37)	(.28)	—	(.65)	20.28	(3.06)	184		1.21		1.21		1.79
Class R-4:
12/31/2017	18.95	.43	.94	1.37	(.15)	—	(.22)	(.37)	19.95	7.28	115		.89		.89		2.20
12/31/2016[4,5]	20.50	.11	(1.42)	(1.31)	(.12)	(.07)	(.05)	(.24)	18.95	(6.48)[6]	107		.22	[6]	.22	[6]	.54	[6]
9/30/2016	19.21	.39	1.14	1.53	(.24)	—	—	(.24)	20.50	8.09	118		.90		.90		1.98
9/30/2015	20.48	.40	(1.20)	(.80)	(.19)	(.28)	—	(.47)	19.21	(3.96)	100		.88		.88		2.05
9/30/2014	20.31	.47	.14	.61	(.44)	—	—	(.44)	20.48	3.02	112		.87		.87		2.30
9/30/2013	21.62	.44	(1.03)	(.59)	(.44)	(.28)	—	(.72)	20.31	(2.78)	108		.88		.88		2.12
Class R-5E:
12/31/2017	18.94	.46	.94	1.40	(.16)	—	(.24)	(.40)	19.94	7.41	—	[9]	.74		.72		2.33
12/31/2016[4,5]	20.50	.11	(1.42)	(1.31)	(.13)	(.07)	(.05)	(.25)	18.94	(6.45)[6]	—	[9]	.19	[6]	.19	[6]	.56	[6]
9/30/2016[4,13]	19.02	.36	1.37	1.73	(.25)	—	—	(.25)	20.50	9.21 [6]	—	[9]	.72	[10]	.72	[10]	2.12	[10]
Class R-5:
12/31/2017	18.97	.49	.95	1.44	(.17)	—	(.26)	(.43)	19.98	7.65	84		.59		.59		2.50
12/31/2016[4,5]	20.54	.12	(1.42)	(1.30)	(.15)	(.07)	(.05)	(.27)	18.97	(6.42)[6]	76		.14	[6]	.14	[6]	.62	[6]
9/30/2016	19.24	.45	1.15	1.60	(.30)	—	—	(.30)	20.54	8.45	79		.59		.59		2.29
9/30/2015	20.52	.47	(1.22)	(.75)	(.25)	(.28)	—	(.53)	19.24	(3.71)	152		.58		.58		2.35
9/30/2014	20.35	.54	.13	.67	(.50)	—	—	(.50)	20.52	3.32	162		.57		.57		2.62
9/30/2013	21.66	.50	(1.02)	(.52)	(.51)	(.28)	—	(.79)	20.35	(2.47)	189		.57		.57		2.42
Class R-6:
12/31/2017	18.96	.50	.95	1.45	(.17)	—	(.27)	(.44)	19.97	7.72	2,562		.54		.54		2.56
12/31/2016[4,5]	20.54	.12	(1.43)	(1.31)	(.14)	(.07)	(.06)	(.27)	18.96	(6.43)[6]	2,602		.14	[6]	.14	[6]	.62	[6]
9/30/2016	19.24	.46	1.15	1.61	(.31)	—	—	(.31)	20.54	8.51	2,483		.53		.53		2.35
9/30/2015	20.52	.48	(1.22)	(.74)	(.26)	(.28)	—	(.54)	19.24	(3.66)	1,783		.53		.53		2.42
9/30/2014	20.34	.54	.15	.69	(.51)	—	—	(.51)	20.52	3.44	1,262		.52		.52		2.63
9/30/2013	21.66	.52	(1.04)	(.52)	(.52)	(.28)	—	(.80)	20.34	(2.47)	727		.52		.52		2.51

	Year ended December 31	Three months ended December 31	Year ended September 30
Portfolio turnover rate for all share classes[14]	2017	2016[4,5,6]	2016	2015	2014	2013

Excluding mortgage dollar roll transactions	95%	15%	91%	106%	Not available
Including mortgage dollar roll transactions	111%	19%	138%	185%	205%	199%

34	Capital World Bond Fund

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	In 2016, the fund changed its fiscal year-end from September to December.
[6]	Not annualized.
[7]	Class T and 529-T shares began investment operations on April 7, 2017.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Annualized.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

See Notes to Financial Statements

Capital World Bond Fund	35

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Capital World Bond Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Capital World Bond Fund (the “Fund”), including the summary investment portfolio, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, for the three months ended December 31, 2016, and for the year ended September 30, 2016, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for the year then ended, for the three months ended December 31, 2016, and for the year ended September 30, 2016, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

February 12, 2018

We have served as the auditor of one or more American Funds investment companies since 1956.

36	Capital World Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2017, through December 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital World Bond Fund	37

	Beginning account value 7/1/2017	Ending account value 12/31/2017	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,020.25	$4.84	.95%
Class A - assumed 5% return	1,000.00	1,020.42	4.84	.95
Class C - actual return	1,000.00	1,015.99	8.84	1.74
Class C - assumed 5% return	1,000.00	1,016.43	8.84	1.74
Class T - actual return	1,000.00	1,021.39	3.72	.73
Class T - assumed 5% return	1,000.00	1,021.53	3.72	.73
Class F-1 - actual return	1,000.00	1,020.34	4.79	.94
Class F-1 - assumed 5% return	1,000.00	1,020.47	4.79	.94
Class F-2 - actual return	1,000.00	1,021.77	3.26	.64
Class F-2 - assumed 5% return	1,000.00	1,021.98	3.26	.64
Class F-3 - actual return	1,000.00	1,021.86	2.80	.55
Class F-3 - assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 529-A - actual return	1,000.00	1,019.44	5.14	1.01
Class 529-A - assumed 5% return	1,000.00	1,020.11	5.14	1.01
Class 529-C - actual return	1,000.00	1,016.04	9.10	1.79
Class 529-C - assumed 5% return	1,000.00	1,016.18	9.10	1.79
Class 529-E - actual return	1,000.00	1,019.14	6.01	1.18
Class 529-E - assumed 5% return	1,000.00	1,019.26	6.01	1.18
Class 529-T - actual return	1,000.00	1,021.19	3.97	.78
Class 529-T - assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 529-F-1 - actual return	1,000.00	1,021.19	4.02	.79
Class 529-F-1 - assumed 5% return	1,000.00	1,021.22	4.02	.79
Class R-1 - actual return	1,000.00	1,016.20	8.49	1.67
Class R-1 - assumed 5% return	1,000.00	1,016.79	8.49	1.67
Class R-2 - actual return	1,000.00	1,016.43	8.34	1.64
Class R-2 - assumed 5% return	1,000.00	1,016.94	8.34	1.64
Class R-2E - actual return	1,000.00	1,018.30	6.92	1.36
Class R-2E - assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class R-3 - actual return	1,000.00	1,019.03	6.11	1.20
Class R-3 - assumed 5% return	1,000.00	1,019.16	6.11	1.20
Class R-4 - actual return	1,000.00	1,020.08	4.53	.89
Class R-4 - assumed 5% return	1,000.00	1,020.72	4.53	.89
Class R-5E - actual return	1,000.00	1,020.11	3.82	.75
Class R-5E - assumed 5% return	1,000.00	1,021.42	3.82	.75
Class R-5 - actual return	1,000.00	1,022.10	3.01	.59
Class R-5 - assumed 5% return	1,000.00	1,022.23	3.01	.59
Class R-6 - actual return	1,000.00	1,022.42	2.70	.53
Class R-6 - assumed 5% return	1,000.00	1,022.53	2.70	.53

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

38	Capital World Bond Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2017:

Foreign taxes	$0.01 per share
Foreign source income	$0.41 per share
Qualified dividend income	$2,415,000
Corporate dividends received deduction	$445,000
U.S. government income that may be exempt from state taxation	$24,260,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2018, to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their tax advisors.

Capital World Bond Fund	39

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40	Capital World Bond Fund

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Capital World Bond Fund	41

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation
James G. Ellis, 1947	2006	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation
Nariman Farvardin, PhD, 1956	2018	President, Stevens Institute of Technology	77	None
Leonard R. Fuller, 1946	1994	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None
Mary Davis Holt, 1950	2015-2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	77	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2005	Private investor	80	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	79	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2010	Chair, California Jump$tart Coalition for Personal Financial Literacy; Part-time faculty, Pomona College; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	76	None
Frank M. Sanchez, 1943	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	76	None
Margaret Spellings, 1957	2010	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	None

We are deeply saddened by the loss of Dr. Steadman Upham, who passed away on July 30, 2017. Dr. Upham served as an independent trustee on the boards of several American Funds since 2001. His wise counsel and friendship will be missed.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
John H. Smet, 1956 Vice Chairman of the Board	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	22	None
Michael C. Gitlin, 1970	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	18	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

42	Capital World Bond Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Thomas H. Høgh, 1963 President	2001	Partner — Capital Fixed Income Investors, Capital Research Company [6]
Mark A. Brett, 1958 Senior Vice President	2017	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
Partner — Capital Fixed Income Investors, Capital International Limited;[6]
Senior Vice President, Capital International Limited;[6]
Senior Vice President, Capital International Sàrl;[6]
		Director, Capital Strategy Research, Inc.[6]
David A. Daigle, 1967 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Robert H. Neithart, 1965 Senior Vice President	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
		Chairman of the Board, Capital Strategy Research, Inc.[6]
Kristine M. Nishiyama, 1970 Senior Vice President	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

Capital World Bond Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Capital World Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2017, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/ jpmorgan/ib/girg.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2016	$5,000
2017	$263,000

b) Audit-Related Fees:
2016	None
2017	$3,000

c) Tax Fees:
2016	None
2017	$16,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2016	None
2017	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2016	$1,098,000
2017	$1,429,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2016	None
2017	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2016	None
2017	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $105,000 for fiscal year 2016 and $1,535,000 for fiscal year 2017. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Bond Fund®

Investment portfolio

December 31, 2017

Bonds, notes & other debt instruments 91.41% Euros 13.59%	Principal amount (000)	Value (000)
Allianz SE, 4.75% 2049	€9,300	$13,288
Argentine Republic 2.26% 20381	8,105	7,124
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	13,500	16,870
Belgium (Kingdom of), Series 79, 0.20% 2023	15,500	18,751
Belgium (Kingdom of), Series 68, 2.25% 2023	7	9
Belgium (Kingdom of), Series 77, 1.00% 2026	48,300	60,557
BT Group PLC 1.125% 2023	4,100	5,029
BT Group PLC 1.50% 2027	4,225	5,051
CaixaBank, SA 5.00% 2023	19,100	23,823
Croatia (Republic of) 3.00% 2025	16,250	21,063
Croatia (Republic of) 3.00% 2027	15,950	20,573
Deutsche Telekom International Finance BV 0.875% 2024	2,300	2,801
France Télécom 5.625% 2018	1,500	1,840
French Republic O.A.T. 1.00% 2019	14,750	18,093
French Republic O.A.T. 0% 2021	16,000	19,395
French Republic O.A.T. 0.50% 2026	33,100	39,902
French Republic O.A.T. 1.00% 2027	12,600	15,625
French Republic O.A.T. 1.85% 20272	37,544	57,214
French Republic O.A.T. 3.25% 2045	4,825	7,814
French Republic O.A.T. 2.00% 2048	3,350	4,248
Germany (Federal Republic of) 2.00% 2022	17,000	22,331
Germany (Federal Republic of) 0.10% 20232	6,492	8,399
Germany (Federal Republic of) 0.10% 20262	137,853	182,647
Germany (Federal Republic of) 0.50% 2026	32,820	40,294
Germany (Federal Republic of) 0.25% 2027	2,600	3,089
Germany (Federal Republic of) 2.50% 2046	55,000	86,671
Germany (Federal Republic of) 1.25% 2048	15,950	19,098
Greece (Hellenic Republic of) 3.50% 2023	2,359	2,819
Greece (Hellenic Republic of) 3.75% 2028	3,193	3,726
Greece (Hellenic Republic of) 3.90% 2033	3,335	3,757
Greece (Hellenic Republic of) 4.00% 2037	2,659	2,962
Greece (Hellenic Republic of) 4.20% 2042	2,609	2,904
HSBC Holdings PLC 3.375% 2024	6,850	8,491
Indonesia (Republic of) 3.375% 2025	1,400	1,900
Intesa Sanpaolo SpA 6.625% 2023	15,870	23,939
Ireland (Republic of) 3.40% 2024	24,120	34,570
Ireland (Republic of) 5.40% 2025	17,640	28,609
Ireland (Republic of) 1.00% 2026	10,000	12,325
Ireland (Republic of) 2.40% 2030	5,005	6,923
Ireland (Republic of) 2.00% 2045	8,700	10,974
Italy (Republic of) 3.75% 2021	4,000	5,345
Italy (Republic of) 0.90% 2022	43,650	52,785
Italy (Republic of) 1.35% 2022	18,550	22,940
Italy (Republic of) 1.45% 2022	52,700	65,281
Italy (Republic of) 0.95% 2023	155,525	186,977
Italy (Republic of) 4.75% 2023	13,200	19,081
Italy (Republic of) 1.85% 2024	39,500	49,052

Capital World Bond Fund — Page 1 of 28

Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Italy (Republic of) 4.50% 2024	€16,350	$23,411
Italy (Republic of) 1.50% 2025	15,950	19,078
Lloyds Banking Group PLC 6.50% 2020	4,850	6,638
NN Group NV, 4.50% 2049	7,920	10,740
Portuguese Republic 2.875% 2025	51,800	68,610
Portuguese Republic 2.875% 2026	58,000	75,986
Portuguese Republic 4.125% 2027	101,250	144,315
Spain (Kingdom of) 0.40% 2022	10,000	12,085
Spain (Kingdom of) 5.40% 2023	3,200	4,800
Spain (Kingdom of) 1.80% 20242	2,042	2,831
Spain (Kingdom of) 3.80% 2024	22,640	32,340
Spain (Kingdom of) 1.30% 2026	17,050	20,436
Spain (Kingdom of) 5.15% 2028	14,290	22,987
Svenska Handelsbanken AB 2.656% 2024	9,650	11,877
Vale SA 3.75% 2023	3,950	5,350
Veolia Environnement 4.247% 2021	450	607
		1,729,050
Japanese yen 8.61%
Japan, Series 113, 0.30% 2018	¥2,645,000	23,524
Japan, Series 128, 0.10% 2021	5,130,000	45,870
Japan, Series 326, 0.70% 2022	2,115,000	19,518
Japan, Series 17, 0.10% 20232	2,885,640	26,814
Japan, Series 18, 0.10% 20242	21,300,480	198,401
Japan, Series 19, 0.10% 20242	11,817,080	110,436
Japan, Series 337, 0.30% 2024	5,065,000	46,074
Japan, Series 336, 0.50% 2024	3,815,000	35,182
Japan, Series 20, 0.10% 20252	4,039,090	37,837
Japan, Series 340, 0.40% 2025	5,460,000	50,064
Japan, Series 21, 0.10% 20262	4,055,135	38,131
Japan, Series 344, 0.10% 2026	3,760,000	33,646
Japan, Series 346, 0.10% 2027	11,630,000	103,983
Japan, Series 116, 2.20% 2030	2,995,000	33,127
Japan, Series 145, 1.70% 2033	9,600,000	102,863
Japan, Series 150, 1.40% 2034	4,370,000	45,090
Japan, Series 161, 0.60% 2037	3,645,000	32,681
Japan, Series 42, 1.70% 2044	8,110,000	88,638
Japan, Series 53, 0.60% 2046	2,695,000	22,748
		1,094,627
Polish zloty 4.16%
Poland (Republic of), Series 0420, 1.50% 2020	PLN258,675	73,739
Poland (Republic of), Series 1020, 5.25% 2020	372,350	116,499
Poland (Republic of), Series 1021, 5.75% 2021	594,520	192,534
Poland (Republic of), Series 0922, 5.75% 2022	212,555	69,764
Poland (Republic of), Series 1023, 4.00% 2023	134,230	41,127
Poland (Republic of), Series 0725, 3.25% 2025	121,500	35,224
		528,887
Mexican pesos 3.56%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	697
Petróleos Mexicanos 7.19% 2024	133,000	6,026
Petróleos Mexicanos 7.47% 2026	18,000	809
Red de Carreteras de Occidente 9.00% 20281	36,950	1,820
United Mexican States 4.00% 20192	356,363	18,271

Capital World Bond Fund — Page 2 of 28

Bonds, notes & other debt instruments Mexican pesos (continued)	Principal amount (000)	Value (000)
United Mexican States 4.00% 20402	MXN301,721	$16,128
United Mexican States 4.00% 20462	73,648	3,955
United Mexican States, Series M, 6.50% 2021	3,442,500	169,275
United Mexican States, Series M, 6.50% 2022	376,800	18,362
United Mexican States, Series M20, 10.00% 2024	1,241,000	71,205
United Mexican States, Series M, 5.75% 2026	2,683,500	120,778
United Mexican States, Series M, 7.50% 2027	167,000	8,402
United Mexican States, Series M30, 10.00% 2036	190,000	11,803
United Mexican States, Series M, 7.75% 2042	102,500	5,187
		452,718
Indian rupees 2.32%
HDFC Bank Ltd. 7.95% 2026	INR200,000	3,136
India (Republic of) 7.80% 2021	4,177,400	67,046
India (Republic of) 7.68% 2023	1,074,900	17,181
India (Republic of) 8.83% 2023	4,874,600	81,388
India (Republic of) 6.97% 2026	4,680,000	71,928
India (Republic of) 7.59% 2029	450,000	7,040
India (Republic of) 7.61% 2030	1,074,430	16,791
India (Republic of) 7.88% 2030	326,230	5,227
India (Republic of) 7.73% 2034	490,000	7,781
National Highways Authority of India 7.17% 2021	920,000	14,247
National Highways Authority of India 7.27% 2022	210,000	3,253
		295,018
Malaysian ringgits 2.23%
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR30,354	7,544
Malaysia (Federation of), Series 0515, 3.759% 2019	75,050	18,697
Malaysia (Federation of), Series 0315, 3.659% 2020	154,061	38,416
Malaysia (Federation of), Series 0314, 4.048% 2021	36,250	9,113
Malaysia (Federation of), Series 0215, 3.795% 2022	39,875	9,880
Malaysia (Federation of), Series 0117, 3.882% 2022	75,674	18,952
Malaysia (Federation of), Series 0313, 3.48% 2023	44,100	10,734
Malaysia (Federation of), Series 0116, 3.80% 2023	227,126	56,185
Malaysia (Federation of), Series 0217, 4.059% 2024	37,300	9,308
Malaysia (Federation of), Series 0114, 4.181% 2024	19,600	4,908
Malaysia (Federation of), Series 0115, 3.955% 2025	117,450	28,847
Malaysia (Federation of), Series 0415, 3.99% 2025	11,500	2,789
Malaysia (Federation of), Series 0316, 3.90% 2026	60,000	14,646
Malaysia (Federation of), Series 0310, 4.498% 2030	194,100	48,057
Malaysia (Federation of), Series 0415, 4.254% 2035	5,900	1,403
Malaysia (Federation of), Series 0615, 4.786% 2035	18,000	4,441
		283,920
Brazilian reais 1.99%
Brazil (Federative Republic of) 0% 2019	BRL25,500	7,202
Brazil (Federative Republic of) 0% 2020	95,000	24,554
Brazil (Federative Republic of) 0% 2020	40,000	9,825
Brazil (Federative Republic of) 0% 2021	847,000	186,955
Brazil (Federative Republic of) 10.00% 2021	18,000	5,593
Brazil (Federative Republic of) 10.00% 2023	24,000	7,330
Brazil (Federative Republic of) 6.00% 20242	9,242	2,898
Brazil (Federative Republic of) 10.00% 2027	27,000	8,038
		252,395

Capital World Bond Fund — Page 3 of 28

Bonds, notes & other debt instruments British pounds 1.88%	Principal amount (000)	Value (000)
Barclays Bank PLC 10.00% 2021	£200	$339
Electricité de France SA 6.00% 2114	700	1,381
France Télécom 8.125% 2028	1,700	3,539
Lloyds Banking Group PLC 7.625% 2025	1,650	2,993
National Grid Transco PLC 4.00% 2027	2,475	3,915
Nestlé Finance International Ltd. 2.25% 2023	400	571
United Kingdom 3.75% 2020	13,500	19,819
United Kingdom 1.75% 2022	24,400	34,510
United Kingdom 2.25% 2023	4,650	6,772
United Kingdom 1.25% 2027	17,250	23,352
United Kingdom 4.25% 2027	29,050	50,439
United Kingdom 3.25% 2044	24,550	43,176
United Kingdom 3.50% 2045	22,900	42,246
United Kingdom 2.50% 2065	2,400	4,241
Wal-Mart Stores, Inc. 5.625% 20343	1,000	1,957
		239,250
Norwegian kroner 1.67%
Norway (Kingdom of) 3.75% 2021	NKr1,262,650	168,445
Norway (Kingdom of) 2.00% 2023	109,100	13,861
Norway (Kingdom of) 3.00% 2024	226,600	30,406
		212,712
Australian dollars 1.33%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$92,700	80,672
Australia (Commonwealth of), Series 128, 5.75% 2022	64,200	57,502
Australia (Commonwealth of), Series 133, 5.50% 2023	24,400	21,986
Australia (Commonwealth of), Series 138, 3.25% 2029	10,900	8,946
		169,106
Thai baht 1.04%
Thailand (Kingdom of) 1.49% 2019	THB2,129,300	65,354
Thailand (Kingdom of) 1.875% 2022	1,270,600	39,182
Thailand (Kingdom of) 3.85% 2025	359,500	12,330
Thailand (Kingdom of) 2.125% 2026	528,000	15,955
		132,821
Danish kroner 0.88%
Nykredit Realkredit AS, Series 01E, 2.00% 20371	DKr314,169	52,773
Nykredit Realkredit AS, Series 01E, 2.50% 20471	77,396	12,995
Realkredit Danmark AS, Series 22S, 2.00% 20371	274,705	46,166
		111,934
Canadian dollars 0.85%
Canada 0.75% 2021	C$31,500	24,281
Canada 1.00% 2022	16,200	12,386
Canada 2.25% 2025	84,600	68,500
Canada 3.50% 2045	3,200	3,184
		108,351

Capital World Bond Fund — Page 4 of 28

Bonds, notes & other debt instruments Chilean pesos 0.81%	Principal amount (000)	Value (000)
Chile (Banco Central de) 4.50% 2021	CLP57,715,000	$96,091
Chile (Banco Central de) 4.50% 2026	400,000	651
Chile (Republic of) 4.50% 2021	4,025,000	6,701
		103,443
Israeli shekels 0.63%
Israel (State of) 2.00% 2027	ILS98,500	29,171
Israel (State of) 5.50% 2042	118,575	50,635
		79,806
South African rand 0.60%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR92,650	7,317
South Africa (Republic of), Series R-186, 10.50% 2026	122,100	11,032
South Africa (Republic of), Series R-214, 6.50% 2041	889,100	50,788
South Africa (Republic of), Series R-2048, 8.75% 2048	96,900	7,102
		76,239
Turkish lira 0.45%
Turkey (Republic of) 10.50% 2020	TRY49,450	12,511
Turkey (Republic of) 9.20% 2021	21,975	5,286
Turkey (Republic of) 8.50% 2022	18,075	4,215
Turkey (Republic of) 11.00% 2022	116,600	29,684
Turkey (Republic of) 2.80% 20232	4,163	1,102
Turkey (Republic of) 2.00% 20242	15,095	4,652
		57,450
Colombian pesos 0.30%
Colombia (Republic of), Series B, 10.00% 2024	COP14,407,000	5,832
Colombia (Republic of), Series B, 7.50% 2026	75,610,000	27,114
Colombia (Republic of), Series B, 6.00% 2028	16,300,000	5,253
		38,199
Argentine pesos 0.30%
Argentine Republic 2.50% 20212	ARS458,206	23,465
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 22.548% 20224	243,700	13,052
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.00% 20284	22,200	1,192
		37,709
South Korean won 0.27%
South Korea (Republic of), Series 2209, 2.00% 2022	KRW32,935,100	30,319
South Korea (Republic of), Series 2712, 2.375% 2027	4,800,000	4,452
		34,771
Uruguayan pesos 0.24%
Uruguay (Oriental Republic of) 9.875% 2022	UYU277,958	10,286
Uruguay (Oriental Republic of) 8.50% 2028	595,748	20,729
		31,015
Russian rubles 0.12%
Russian Federation 6.80% 2019	RUB187,575	3,260
Russian Federation 8.15% 2027	472,225	8,632
Russian Federation 8.50% 2031	147,750	2,780
		14,672

Capital World Bond Fund — Page 5 of 28

Bonds, notes & other debt instruments Hungarian forints 0.07%	Principal amount (000)	Value (000)
Hungary, Series A, 6.50% 2019	HUF2,000,000	$8,460
Nigerian naira 0.05%
Nigeria (Federal Republic of) 16.288% 2027	NGN955,290	2,948
Nigeria (Federal Republic of) 12.40% 2036	1,333,265	3,376
		6,324
New Zealand dollars 0.05%
New Zealand 4.50% 2027	NZ$7,250	5,884
Zambian kwacha 0.04%
Zambia (Republic of) 11.00% 2021	ZMW1,960	163
Zambia (Republic of) 12.00% 2023	650	51
Zambia (Republic of) 13.00% 2026	35,600	2,644
Zambia (Republic of) 14.00% 2032	20,500	1,628
Zambia (Republic of) 14.00% 2032	5,700	453
		4,939
Indonesian rupiah 0.03%
Indonesia (Republic of), Series 68, 8.375% 2034	IDR43,665,000	3,597
Ghana cedi 0.02%
Ghana (Republic of) 24.75% 2021	GHS4,135	1,108
Ghana (Republic of) 19.00% 2026	6,395	1,567
		2,675
Chinese yuan renminbi 0.01%
China (People’s Republic of), Series 1725, 3.82% 2027	CNY10,000	1,529
Sri Lankan rupees 0.00%
Sri Lanka (Democratic Socialist Republic of), Series A, 11.50% 2021	LKR50,000	345
U.S. dollars 43.31%
3M Co. 2.25% 2023	$2,870	2,848
ABB Finance (USA) Inc. 2.875% 2022	2,000	2,034
Abbott Laboratories 2.35% 2019	2,400	2,401
Abbott Laboratories 2.90% 2021	2,825	2,860
Abbott Laboratories 3.40% 2023	4,475	4,558
Abbott Laboratories 3.75% 2026	10,065	10,352
Abbott Laboratories 4.90% 2046	1,500	1,725
AbbVie Inc. 1.80% 2018	2,700	2,699
AbbVie Inc. 2.50% 2020	4,425	4,441
AbbVie Inc. 2.90% 2022	9,060	9,087
AbbVie Inc. 3.20% 2022	1,335	1,357
AbbVie Inc. 3.60% 2025	7,435	7,654
AbbVie Inc. 3.20% 2026	9,138	9,125
AbbVie Inc. 4.50% 2035	1,860	2,048
AbbVie Inc. 4.45% 2046	4,795	5,229
Abu Dhabi (Emirate of) 2.50% 20223	10,600	10,407
Abu Dhabi (Emirate of) 3.125% 20273	10,600	10,384

Capital World Bond Fund — Page 6 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20213	$2,000	$2,205
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20233	20,735	21,027
ACE INA Holdings Inc. 2.30% 2020	2,555	2,552
ACE INA Holdings Inc. 2.875% 2022	4,860	4,929
ACE INA Holdings Inc. 3.35% 2026	3,960	4,045
ACE INA Holdings Inc. 4.35% 2045	3,040	3,438
AEP Transmission Company LLC 3.10% 20263	895	898
AES Corp. 5.50% 2025	1,875	1,978
AES Corp. 6.00% 2026	1,475	1,600
Aetna Inc. 1.70% 2018	1,495	1,493
Aleris International, Inc. 7.875% 2020	575	572
Alexandria Real Estate Equities, Inc. 2.75% 2020	790	794
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,397
Alexandria Real Estate Equities, Inc. 3.95% 2028	550	563
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	319
Allergan PLC 2.35% 2018	12,750	12,761
Allergan PLC 3.00% 2020	14,460	14,597
Allergan PLC 3.45% 2022	9,170	9,325
Allergan PLC 3.80% 2025	3,800	3,874
Alliant Energy Corporation 3.25% 2024	10,000	10,140
Allison Transmission Holdings, Inc. 5.00% 20243	1,350	1,396
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.729% 20251,4,5	1,000	1,006
Altria Group, Inc. 2.625% 2020	13,200	13,288
Altria Group, Inc. 2.625% 2026	2,500	2,419
Altria Group, Inc. 4.50% 2043	4,250	4,625
Amazon.com, Inc. 3.15% 20273	170	171
Amazon.com, Inc. 3.875% 20373	250	266
Amazon.com, Inc. 4.05% 20473	320	346
American Axle & Manufacturing Holdings, Inc. 6.50% 20273	1,350	1,433
American Campus Communities, Inc. 3.35% 2020	2,000	2,041
American Campus Communities, Inc. 3.75% 2023	3,090	3,172
American Campus Communities, Inc. 4.125% 2024	1,945	2,028
American Campus Communities, Inc. 3.625% 2027	1,375	1,362
American Electric Power Co., Inc. 2.15% 2020	2,100	2,092
American Electric Power Co., Inc. 3.20% 2027	250	249
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.960% 20211,4,5,6	2,882	115
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.710% 20201,4,5,6	3,849	2,848
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 7.885% 20193,4	450	407
American Energy (Permian Basin) 7.125% 20203	4,285	3,492
American Energy (Permian Basin) 7.375% 20213	1,145	927
American Express Co. 2.20% 2020	2,000	1,985
American Honda Finance Corp. 1.65% 2021	1,420	1,386
American Honda Finance Corp. 2.60% 2022	3,000	3,003
American International Group, Inc. 3.90% 2026	4,975	5,167
American International Group, Inc. 4.80% 2045	1,500	1,687
Anadarko Petroleum Corp. 4.85% 2021	265	280
Anadarko Petroleum Corp. 5.55% 2026	6,985	7,848
Anadarko Petroleum Corp. 6.60% 2046	3,280	4,231
Andeavor Logistics LP 3.50% 2022	2,770	2,767
Andeavor Logistics LP 4.25% 2027	990	1,000
Andeavor Logistics LP 5.20% 2047	800	837
Anglo American Capital PLC 4.00% 20273	5,045	5,018
Anheuser-Busch InBev NV 2.65% 2021	7,000	7,040
Anheuser-Busch InBev NV 3.65% 2026	5,000	5,167
Anheuser-Busch InBev NV 4.95% 2042	450	522

Capital World Bond Fund — Page 7 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.90% 2046	$3,630	$4,220
Apple Inc. 2.30% 2022	3,000	2,980
Apple Inc. 2.50% 2022	4,860	4,867
Apple Inc. 2.90% 2027	8,500	8,407
Apple Inc. 3.00% 2027	5,000	4,974
Apple Inc. 3.20% 2027	1,500	1,520
Apple Inc. 3.35% 2027	4,340	4,450
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.693% 20251,4,5	250	259
APT Pipelines Ltd. 4.20% 20253	1,090	1,133
Argentine Republic 6.875% 2021	13,515	14,743
Argentine Republic 7.50% 2026	16,515	18,722
Argentine Republic 7.625% 2046	12,475	14,103
Associated Materials, LLC 9.00% 20243	3,750	4,059
AT&T Inc. 3.90% 2027	14,808	14,932
AT&T Inc. 4.30% 20303	919	920
AT&T Inc. 4.90% 2037	2,250	2,289
AT&T Inc. 5.15% 20463	768	787
AT&T Inc. 5.15% 2050	8,871	8,950
Autoridad del Canal de Panama 4.95% 20351,3	3,200	3,580
Avis Budget Group, Inc. 5.50% 2023	1,255	1,291
Avon Products, Inc. 7.875% 20223	675	690
AXA SA 8.60% 2030	18,550	26,735
Bahrain (Kingdom of) 6.125% 2023	2,800	2,912
Bahrain (Kingdom of) 6.75% 20293	235	232
Bahrain (Kingdom of) 7.50% 20473	250	239
Ball Corp. 4.375% 2020	950	987
Banco Nacional de Comercio Exterior SNC 3.80% 20263	10,420	10,459
Bank of America Corp. 2.625% 2020	6,875	6,935
Bank of America Corp. 2.625% 2021	1,200	1,207
Bank of America Corp. 2.816% 2023	2,880	2,876
Bank of America Corp. 3.419% 20283	11,629	11,643
Bank of America Corp. 3.593% 2028	9,458	9,622
Bank of America Corp. 3.824% 2028	1,529	1,583
Baxalta Inc. 4.00% 2025	1,920	1,987
Bayerische Motoren Werke AG 2.15% 20203	2,000	1,994
Bayerische Motoren Werke AG 2.00% 20213	2,000	1,972
Bayerische Motoren Werke AG 2.25% 20233	1,000	972
Becton, Dickinson and Co. 2.675% 2019	1,568	1,574
Becton, Dickinson and Co. 2.894% 2022	3,630	3,611
Becton, Dickinson and Co. 3.734% 2024	5,427	5,565
Becton, Dickinson and Co. 3.70% 2027	5,905	5,960
Berkshire Hathaway Inc. 2.20% 2021	2,900	2,892
Berkshire Hathaway Inc. 4.50% 2043	2,900	3,347
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.953% 20251,4,5	525	514
Blackstone CQP Holdco LP, 6.50% 20213,7	11,400	11,628
BMC Software, Inc. 8.125% 20213	2,175	2,199
Boardwalk Pipeline Partners 3.375% 2023	1,500	1,495
Boardwalk Pipelines, LP 4.95% 2024	2,100	2,252
Bohai Financial Investment Holding Co., Ltd. 5.50% 20243	1,225	1,219
Boston Scientific Corp. 2.85% 2020	5,000	5,042
Boston Scientific Corp. 3.375% 2022	5,000	5,082
BPCE SA group 2.75% 2021	4,000	4,014
BPCE SA group 5.70% 20233	17,596	19,523
BPCE SA group 5.15% 20243	5,000	5,428
BPCE SA group 4.50% 20253	6,325	6,620

Capital World Bond Fund — Page 8 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Brandywine Operating Partnership, LP 3.95% 2023	$60	$61
British American Tobacco International Finance PLC 2.75% 20203	2,350	2,363
British American Tobacco PLC 2.764% 20223	3,110	3,096
British American Tobacco PLC 3.557% 20273	6,355	6,374
British American Tobacco PLC 4.54% 20473	3,660	3,866
Broadcom Ltd. 3.00% 20223	15,000	14,885
Broadcom Ltd. 3.625% 20243	8,000	7,964
Broadcom Ltd. 3.875% 20273	25,000	24,641
Buenos Aires (City of) 8.95% 20211	2,580	2,870
Cablevision Systems Corp. 6.75% 2021	3,700	3,978
Calpine Corp. 5.375% 2023	800	782
Calpine Corp. 5.25% 20263	2,080	2,046
Canadian National Railway Co. 3.20% 2046	790	767
Canadian Natural Resources Ltd. 2.95% 2023	10,835	10,797
Canadian Natural Resources Ltd. 3.80% 2024	425	438
Canadian Natural Resources Ltd. 3.85% 2027	4,485	4,585
Canadian Natural Resources Ltd. 4.95% 2047	745	836
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,315	4,398
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	2,715	2,835
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	4,000	4,258
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20263	2,450	2,551
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	4,400	4,220
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	4,735	4,697
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20283	1,750	1,711
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	625	643
Cenovus Energy Inc. 3.00% 2022	1,312	1,305
Cenovus Energy Inc. 3.80% 2023	2,880	2,912
Cenovus Energy Inc. 4.25% 2027	7,560	7,554
Cenovus Energy Inc. 5.25% 2037	2,178	2,248
Cenovus Energy Inc. 5.40% 2047	1,513	1,597
Centene Corp. 4.75% 2022	5,505	5,739
Centene Corp. 4.75% 2025	300	306
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 20231	1,642	1,696
Centerpoint Energy, Inc. 2.50% 2022	2,970	2,928
CenturyLink, Inc. 6.75% 2023	3,175	3,123
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20203	2,324	2,365
CF Industries, Inc. 4.50% 20263	640	668
CF Industries, Inc. 4.95% 2043	1,965	1,867
Chemours Co. 6.625% 2023	2,222	2,361
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.609% 20194	975	975
Chesapeake Energy Corp. 4.875% 2022	3,000	2,858
Chesapeake Energy Corp. 8.00% 20253	2,400	2,427
Chesapeake Energy Corp. 8.00% 20273	1,350	1,299
Chevron Corp. 2.498% 2022	5,490	5,500
Chile (Republic of) 3.86% 2047	2,950	3,037
CIT Group Inc. 3.875% 2019	4,705	4,764
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A1, 1.199% 20471	35	35
Citigroup Inc. 1.70% 2018	1,818	1,816
Citigroup Inc. 2.55% 2019	13,535	13,586
Citigroup Inc. 2.35% 2021	7,000	6,929
Citigroup Inc. 3.20% 2026	4,215	4,186
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	5,175	5,091
Cleveland-Cliffs Inc. 4.875% 20243	475	475
Cliffs Natural Resources Inc. 5.75% 20253	7,100	6,798
CMS Energy Corp. 8.75% 2019	437	476

Capital World Bond Fund — Page 9 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 6.25% 2020	$190	$204
CMS Energy Corp. 3.00% 2026	9,000	8,850
CMS Energy Corp. 2.95% 2027	1,075	1,039
CMS Energy Corp. 3.45% 2027	2,903	2,934
Colbun SA 4.50% 20243	1,800	1,890
Colbun SA 3.95% 20273	2,445	2,443
Colombia (Republic of) 4.50% 2026	1,000	1,068
Columbia Pipeline Partners LP 2.45% 2018	2,700	2,702
Columbia Pipeline Partners LP 3.30% 2020	395	401
Comcast Corp. 4.75% 2044	6,345	7,287
Comcast Corp. 4.00% 2047	3,785	3,956
Comision Federal de Electricidad 4.875% 20243	3,500	3,745
Comision Federal de Electricidad 4.75% 20273	865	908
Comision Federal de Electricidad 6.125% 20453	3,700	4,122
Commercial Mortgage Trust, Series 2014-UBS2, Class A1, 1.298% 20471	1,306	1,302
Commonwealth Edison Company 2.95% 2027	1,875	1,856
Communications Sales & Leasing, Inc. 6.00% 20233	525	517
Concordia Healthcare Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.819% 20211,4,5	920	763
Concordia Healthcare Corp. 9.50% 20223	1,885	179
Concordia Healthcare Corp. 7.00% 20233	3,575	340
ConocoPhillips 4.20% 2021	1,472	1,549
CONSOL Energy Inc. 5.875% 2022	7,600	7,800
Consolidated Edison Company of New York, Inc. 4.00% 2057	6,096	6,395
Constellation Brands, Inc. 2.25% 2020	7,000	6,940
Constellation Brands, Inc. 2.65% 2022	7,000	6,932
Constellation Brands, Inc. 2.70% 2022	250	249
Constellation Brands, Inc. 3.50% 2027	1,335	1,364
Constellation Brands, Inc. 4.50% 2047	225	248
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	36	36
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	110	112
Convey Park Energy LLC 7.50% 20253	825	862
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20341,3	6,725	6,837
Corporate Risk Holdings LLC 9.50% 20193	4,059	4,247
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)3,8,9,10	531	568
Costco Wholesale Corp. 2.15% 2021	4,000	3,984
Costco Wholesale Corp. 2.30% 2022	4,000	3,969
Costco Wholesale Corp. 2.75% 2024	2,000	1,999
Costco Wholesale Corp. 3.00% 2027	8,500	8,520
Crédit Agricole SA 4.375% 20253	24,265	25,390
CRH America, Inc. 3.875% 20253	3,000	3,136
CRH America, Inc. 5.125% 20453	3,000	3,508
CVS Health Corp. 1.90% 2018	1,900	1,900
CVS Health Corp. 2.80% 2020	1,900	1,909
DaimlerChrysler North America Holding Corp. 2.375% 20183	2,000	2,004
DaimlerChrysler North America Holding Corp. 2.25% 20203	11,350	11,309
DaimlerChrysler North America Holding Corp. 2.00% 20213	300	294
DaimlerChrysler North America Holding Corp. 3.30% 20253	2,000	2,030
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,871
Danske Bank AS 2.70% 20223	10,000	10,015
DaVita HealthCare Partners Inc. 5.00% 2025	1,610	1,614
DCP Midstream Operating LP 4.95% 2022	1,955	2,041
DCT Industrial Trust Inc. 4.50% 2023	3,135	3,289
Deutsche Telekom International Finance BV 1.95% 20213	3,050	2,968
Deutsche Telekom International Finance BV 2.485% 20233	10,225	9,917
Deutsche Telekom International Finance BV 3.60% 20273	6,703	6,746

Capital World Bond Fund — Page 10 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Devon Energy Corp. 5.00% 2045	$4,495	$5,029
Diamond Offshore Drilling, Inc. 7.875% 2025	1,050	1,106
Diamond Offshore Drilling, Inc. 4.875% 2043	2,450	1,801
Digicel Group Ltd. 8.25% 20203	2,525	2,490
DJO Finance LLC 8.125% 20213	300	282
Dominican Republic 7.50% 20211,3	10,500	11,484
Dominican Republic 5.50% 20253	6,500	6,898
Dominican Republic 6.875% 2026	3,500	4,000
Dominican Republic 8.625% 20271,3	1,000	1,233
Dominican Republic 7.45% 2044	430	515
Dominican Republic 6.85% 2045	1,570	1,770
Dominican Republic 6.85% 20453	230	259
Dow Chemical Co. 4.125% 2021	4,000	4,197
Dow Chemical Co. 4.625% 2044	4,000	4,386
Duke Energy Corp. 3.95% 2023	821	863
EchoStar Corp. 6.625% 2026	1,425	1,496
Ecopetrol SA 5.875% 2023	895	991
Ecopetrol SA 5.875% 2045	2,553	2,616
Edison International 2.40% 2022	250	245
EDP Finance BV 6.00% 20183	4,000	4,013
EDP Finance BV 4.125% 20203	1,701	1,755
EDP Finance BV 5.25% 20213	2,500	2,682
EDP Finance BV 3.625% 20243	3,000	3,024
Egypt (Arab Republic of) 6.125% 20223	750	786
Egypt (Arab Republic of) 5.875% 2025	2,000	2,023
Egypt (Arab Republic of) 7.50% 20273	14,125	15,642
Electricité de France SA 3.625% 20253	5,150	5,280
Electricité de France SA 4.875% 20443	5,767	6,427
Electricité de France SA 4.95% 20453	328	373
Electricité de France SA 5.25% 20493	3,150	3,225
EMD Finance LLC 2.40% 20203	9,685	9,668
EMD Finance LLC 2.95% 20223	4,185	4,206
EMD Finance LLC 3.25% 20253	11,675	11,757
Emera Inc. 6.75% 2076	5,000	5,650
Empresa Nacional de Electricidad SA 4.25% 2024	2,700	2,828
ENA Norte Trust 4.95% 20281,3	5,555	5,798
Enbridge Energy Partners, LP 9.875% 2019	3,250	3,518
Enbridge Energy Partners, LP 4.375% 2020	2,835	2,956
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,723
Enbridge Energy Partners, LP 5.875% 2025	3,015	3,419
Enbridge Energy Partners, LP 7.375% 2045	3,975	5,296
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	5,391
Enbridge Inc. 4.00% 2023	2,985	3,110
Enbridge Inc. 4.25% 2026	80	84
Endo Finance LLC & Endo Finco Inc. 6.00% 20253	360	281
Endo International PLC 5.75% 20223	2,425	2,031
Enel Finance International SA 2.75% 20233	21,600	21,306
Enel Finance International SA 3.50% 20283	9,800	9,603
Enel Finance International SA 6.00% 20393	4,740	5,913
Enel Società per Azioni 8.75% 20733	10,000	12,462
Energy Transfer Partners, LP 5.875% 2024	2,175	2,295
Energy Transfer Partners, LP 4.00% 2027	2,262	2,222
Energy Transfer Partners, LP 4.20% 2027	21,475	21,398
Energy Transfer Partners, LP 5.50% 2027	2,070	2,117
Energy Transfer Partners, LP 5.30% 2047	550	548

Capital World Bond Fund — Page 11 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 5.40% 2047	$2,271	$2,300
Enersis Américas SA 4.00% 2026	100	102
EnLink Midstream Partners, LP 2.70% 2019	495	495
EnLink Midstream Partners, LP 4.40% 2024	845	874
EnLink Midstream Partners, LP 4.15% 2025	1,135	1,148
EnLink Midstream Partners, LP 4.85% 2026	6,000	6,296
EnLink Midstream Partners, LP 5.05% 2045	1,410	1,397
EnLink Midstream Partners, LP 5.45% 2047	940	996
Ensco PLC 5.75% 2044	3,380	2,332
Entergy Corp. 4.00% 2022	3,698	3,864
Entergy Louisiana, LLC 3.30% 2022	668	683
EPR Properties 4.75% 2026	1,475	1,516
EQT Corp. 3.90% 2027	4,225	4,207
Essex Portfolio LP 3.625% 2022	1,420	1,461
Essex Portfolio LP 3.25% 2023	3,370	3,401
Essex Portfolio LP 3.875% 2024	3,360	3,486
Euramax International, Inc. 12.00% 20203	1,800	1,953
European Investment Bank 2.25% 2022	14,420	14,357
Eversource Energy 3.20% 2027	13,923	14,104
Exelon Corp. 3.497% 2022	8,000	8,160
Exelon Corp. 3.95% 2025	528	551
Export Credit Bank of Turkey 5.375% 20213	4,660	4,779
Export-Import Bank of India 3.125% 2021	2,950	2,969
Export-Import Bank of India 4.00% 2023	6,950	7,208
Fannie Mae 5.50% 20331	1,157	1,282
Fannie Mae 6.00% 20351	73	81
Fannie Mae 5.50% 20381	1,319	1,462
Fannie Mae 4.00% 20461	5,564	5,826
Fannie Mae 4.00% 20461	1,679	1,758
Fannie Mae 6.50% 20471	72	79
Fannie Mae 6.50% 20471	39	42
Fannie Mae 6.50% 20471	29	32
Fannie Mae 7.00% 20471	39	43
Fannie Mae 3.50% 20481,11	30,500	31,285
Fannie Mae 4.00% 20481,11	60,250	62,960
Fannie Mae 6.50% 20481	35	39
Fannie Mae, Series 2012-M17, Class A2, Multi Family 2.184% 20221	3,500	3,460
Fannie Mae, Series 2012-M9, Class A2, Multi Family 2.482% 20221	3,191	3,195
Fannie Mae, Series 2001-4, Class GA, 9.251% 20251,4	1	1
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20361	565	487
First Data Corp. 5.375% 20233	1,000	1,043
First Data Corp. 5.00% 20243	900	929
First Quantum Minerals Ltd. 7.00% 20213	5,517	5,738
First Quantum Minerals Ltd. 7.25% 20223	200	211
First Quantum Minerals Ltd. 7.50% 20253	4,650	5,063
FirstEnergy Corp. 3.90% 2027	12,000	12,316
FirstEnergy Corp. 3.50% 20283	2,500	2,507
FirstEnergy Corp. 4.85% 2047	1,705	1,909
FirstEnergy Corp., Series B, 4.25% 2023	5,843	6,109
FMG Resources 9.75% 20223	3,130	3,471
Ford Motor Co. 4.346% 2026	2,000	2,088
Ford Motor Credit Co. 2.375% 2019	15,325	15,334
Ford Motor Credit Co. 2.597% 2019	8,485	8,493
Ford Motor Credit Co. 3.339% 2022	1,000	1,012
Ford Motor Credit Co. 3.815% 2027	3,000	3,006

Capital World Bond Fund — Page 12 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
France Télécom 9.00% 2031	$5,940	$8,928
Freddie Mac 3.00% 20331,11	16,200	16,490
Freddie Mac 6.00% 20381	44	49
Freddie Mac, Series 3213, Class OG, principal only, 0% 20361	1,034	944
Freddie Mac, Series 3292, Class BO, principal only, 0% 20371	130	114
Freeport-McMoRan Inc. 3.55% 2022	3,640	3,608
Frontier Communications Corp. 11.00% 2025	5,975	4,422
Gazprom OJSC 5.999% 20213	3,900	4,197
General Motors Co. 6.75% 2046	4,955	6,256
General Motors Financial Co. 3.70% 2020	2,000	2,054
General Motors Financial Co. 3.50% 2024	3,145	3,143
General Motors Financial Co. 4.00% 2026	2,000	2,037
General Motors Financial Co. 6.60% 2036	815	995
Genesis Energy, LP 6.75% 2022	1,475	1,538
Genesis Energy, LP 6.50% 2025	845	862
Georgia Gulf Corp. 4.625% 2021	2,200	2,266
Ghana (Republic of) 8.125% 20261	1,500	1,673
Gogo Inc. 12.50% 20223	5,925	6,703
Goldman Sachs Group, Inc. 2.00% 2019	3,975	3,964
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,313
Goldman Sachs Group, Inc. 2.35% 2021	2,700	2,661
Goldman Sachs Group, Inc. 2.875% 2021	17,279	17,418
Goldman Sachs Group, Inc. 2.905% 2023	15,639	15,544
Goldman Sachs Group, Inc. 3.077% 20234	743	774
Goldman Sachs Group, Inc. 3.50% 2025	3,400	3,456
Goldman Sachs Group, Inc. 3.75% 2026	1,958	2,012
Government National Mortgage Assn. 4.00% 20451	12,463	13,074
Government National Mortgage Assn. 4.50% 20451	617	652
Government National Mortgage Assn. 4.50% 20481,11	22,700	23,814
Great Plains Energy Inc. 3.65% 2025	1,014	1,039
Great Plains Energy Inc. 5.30% 2041	695	825
Great Plains Energy Inc. 4.20% 2047	1,350	1,434
Guatemala (Republic of) 4.50% 2026	1,307	1,325
Guatemala (Republic of) 4.375% 2027	1,193	1,193
Guatemala (Republic of) 4.875% 2028	4,400	4,563
H.I.G. Capital, LLC 6.75% 20243	593	593
Halliburton Co. 3.80% 2025	6,915	7,197
Halliburton Co. 4.85% 2035	390	439
Halliburton Co. 5.00% 2045	650	749
Hanesbrands Inc. 4.625% 20243	270	277
Hanesbrands Inc. 4.875% 20263	305	314
Hardwoods Acquisition Inc 7.50% 20213	1,095	1,013
Harris Corp. 1.999% 2018	3,100	3,097
Harris Corp. 2.70% 2020	680	683
HCA Inc. 5.25% 2026	975	1,036
Healthsouth Corp. 5.75% 2025	2,230	2,330
Hertz Global Holdings Inc. 7.625% 20223	2,725	2,861
Holcim Ltd. 6.00% 20193	3,222	3,419
Holcim Ltd. 5.15% 20233	2,500	2,735
Home Depot, Inc. 2.80% 2027	3,820	3,762
Home Depot, Inc. 3.90% 2047	3,700	3,909
Honduras (Republic of) 6.25% 20273	4,575	4,905
Honduras (Republic of) 6.25% 2027	600	643
Hospitality Properties Trust 5.00% 2022	250	267
Hospitality Properties Trust 4.50% 2023	690	722

Capital World Bond Fund — Page 13 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Hospitality Properties Trust 4.50% 2025	$935	$972
Hospitality Properties Trust 3.95% 2028	2,240	2,177
Host Hotels & Resorts LP 4.50% 2026	175	183
HSBC Holdings PLC 4.00% 2022	475	496
HSBC Holdings PLC 4.30% 2026	5,835	6,209
HSBC Holdings PLC 4.041% 2028	20,000	20,861
Hungary 5.375% 2024	25,400	28,783
Huntsman International LLC 4.875% 2020	1,840	1,921
Hyundai Capital America 2.55% 20203	12,055	11,962
Hyundai Capital America 3.00% 20203	2,000	1,998
Hyundai Capital America 3.25% 20223	2,104	2,104
Iberdrola Finance Ireland 5.00% 20193	5,000	5,206
Icahn Enterprises Finance Corp. 6.25% 2022	1,700	1,743
iHeartCommunications, Inc. 9.00% 2019	4,950	3,700
Imperial Tobacco Finance PLC 3.50% 20233	9,050	9,231
Indonesia (Republic of) 4.875% 2021	4,300	4,594
Indonesia (Republic of) 3.75% 2022	16,525	17,045
Indonesia (Republic of) 3.375% 2023	2,600	2,630
Indonesia (Republic of) 4.75% 2026	21,600	23,519
Indonesia (Republic of) 6.75% 2044	950	1,265
Indonesia (Republic of) 6.75% 20443	925	1,232
Infor Software 7.125% 20213,10	525	539
Inmarsat PLC 4.875% 20223	3,575	3,584
Inmarsat PLC 6.50% 20243	2,025	2,060
Intelsat Jackson Holding Co. 6.625% 20241,5	575	582
Intelsat Jackson Holding Co. 8.00% 20243	1,750	1,846
Intesa Sanpaolo SpA 5.017% 20243	16,925	17,350
IPALCO Enterprises, Inc. 3.70% 20243	275	275
Iraq (Republic of) 6.752% 20233	4,800	4,920
Jaguar Holding Co. 6.375% 20233	650	658
Johnson & Johnson 2.90% 2028	12,500	12,531
Johnson & Johnson 3.50% 2048	3,140	3,218
Jonah Energy LLC 7.25% 20253	625	630
Jordan (Hashemite Kingdom of) 6.125% 20263	325	335
Jordan (Hashemite Kingdom of) 5.75% 20273	6,390	6,355
JPMorgan Chase & Co. 2.40% 2021	2,200	2,189
JPMorgan Chase & Co. 2.55% 2021	24,940	24,962
JPMorgan Chase & Co. 2.70% 2023	9,525	9,468
JPMorgan Chase & Co. 2.225% 20254	8,427	8,468
JPMorgan Chase & Co. 3.125% 2025	1,100	1,107
Jupiter Resources Inc. 8.50% 20223	625	391
Kazakhstan (Republic of) 3.875% 2024	775	807
Kazakhstan (Republic of) 4.875% 2044	750	809
Kazakhstan (Republic of) 6.50% 2045	1,200	1,544
Kenya (Republic of) 6.875% 2024	1,400	1,495
Kenya (Republic of) 6.875% 20243	1,090	1,164
KfW 2.125% 2022	19,569	19,411
Kimco Realty Corp. 6.875% 2019	6,875	7,391
Kinder Morgan Energy Partners, LP 2.65% 2019	670	671
Kinder Morgan Energy Partners, LP 3.50% 2023	750	752
Kinder Morgan Energy Partners, LP 4.15% 2024	2,035	2,113
Kinder Morgan Finance Co. 5.05% 2046	3,413	3,553
Kinder Morgan, Inc. 3.15% 2023	1,750	1,741
Kinder Morgan, Inc. 4.30% 2025	8,095	8,443
Kinetic Concepts, Inc. 12.50% 20213	1,000	1,128

Capital World Bond Fund — Page 14 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Korea Housing Finance Corp. 2.50% 20201,3	$10,700	$10,575
Korea Housing Finance Corp. 2.00% 20211,3	12,275	11,819
Kratos Defense & Security Solutions, Inc. 6.50% 20253	255	266
Kroger Co. 6.80% 2018	1,000	1,044
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.627% 20241,4,5	1,275	1,326
Kuwait (State of) 2.75% 20223	16,650	16,614
Laboratory Corporation of America Holdings 3.60% 2027	7,500	7,531
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20401,4	121	121
Leucadia National Corp. 5.50% 2023	1,375	1,481
Liberty Global PLC 5.50% 20283	1,150	1,121
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.07% 2020 (100% PIK)1,4,5,10	6,584	6,124
Lima Metro Line Finance Ltd. 5.875% 20341,3	9,385	10,176
Limited Brands, Inc. 6.875% 2035	750	761
Lithuania (Republic of) 7.375% 2020	9,400	10,394
Lithuania (Republic of) 6.625% 20223	2,000	2,323
Lloyds Banking Group PLC 3.75% 2027	23,430	23,833
Lockheed Martin Corp. 2.50% 2020	940	947
Lockheed Martin Corp. 3.10% 2023	740	753
Lockheed Martin Corp. 3.55% 2026	7,190	7,477
LSC Communications, Inc. 8.75% 20233	1,000	1,031
LYB International Finance BV 3.50% 2027	7,500	7,550
Mallinckrodt PLC 4.875% 20203	2,260	2,181
Marathon Oil Corp. 4.40% 2027	8,330	8,720
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.069% 20241,4,5	773	772
McDonald’s Corp. 2.625% 2022	2,100	2,106
McDonald’s Corp. 3.70% 2026	2,860	2,986
McDonald’s Corp. 3.50% 2027	2,200	2,266
McDonald’s Corp. 4.875% 2045	3,125	3,631
McDonald’s Corp. 4.45% 2047	1,800	1,965
Medtronic, Inc. 3.50% 2025	8,000	8,305
Medtronic, Inc. 4.625% 2045	3,000	3,501
Meritage Homes Corp. 5.125% 2027	1,125	1,148
MetLife Global Funding I 3.45% 20263	2,310	2,376
MetLife, Inc. 3.00% 20273	2,500	2,479
MetLife, Inc. 4.60% 2046	1,025	1,171
MetroPCS Wireless, Inc. 6.625% 2023	1,625	1,698
Microsoft Corp. 3.30% 2027	11,170	11,532
Microsoft Corp. 3.70% 2046	3,370	3,519
Mississippi Power Co. 4.25% 2042	7,000	6,863
Molina Healthcare, Inc. 5.375% 2022	3,760	3,939
Molina Healthcare, Inc. 4.875% 20253	1,325	1,328
Molson Coors Brewing Co. 2.10% 2021	5,000	4,904
Molson Coors Brewing Co. 3.00% 2026	3,300	3,235
Molson Coors Brewing Co. 4.20% 2046	1,600	1,636
Morgan Stanley 3.625% 2027	15,938	16,326
Morocco (Kingdom of) 4.25% 2022	5,700	6,024
Morocco (Kingdom of) 4.25% 20223	2,500	2,642
Morocco (Kingdom of) 5.50% 2042	10,000	11,371
Morocco (Kingdom of) 5.50% 20423	1,500	1,706
Mosaic Co. 3.25% 2022	1,750	1,736
Mosaic Co. 4.05% 2027	2,000	2,009
MPLX LP 4.125% 2027	2,005	2,057
MPLX LP 5.20% 2047	170	187
Multiplan, Inc. 8.50% 20223,10	1,055	1,097

Capital World Bond Fund — Page 15 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
National Grid Plc 3.15% 20273	$1,105	$1,102
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	3,472
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	1,428	1,457
Navient Corp. 4.875% 2019	2,500	2,549
Navient Corp. 6.50% 2022	1,990	2,090
Navient Corp. 5.50% 2023	2,490	2,493
Navient Corp. 6.125% 2024	100	102
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20213	950	810
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 2.044% 20183,4	4,985	4,993
NBC Universal Enterprise, Inc. 5.25% 20493	6,165	6,566
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.642% 20201,4,5	1,100	901
New York Life Global Funding 2.30% 20223	5,000	4,932
New York State Electric & Gas Corp. 3.25% 20263	3,000	3,027
Newell Rubbermaid Inc. 3.15% 2021	4,155	4,204
Newell Rubbermaid Inc. 3.85% 2023	2,590	2,683
Newell Rubbermaid Inc. 4.20% 2026	3,775	3,946
Newell Rubbermaid Inc. 5.50% 2046	2,935	3,504
NGL Energy Partners LP 6.875% 2021	3,250	3,331
NGL Energy Partners LP 6.125% 2025	1,910	1,872
Niagara Mohawk Power Corp. 3.508% 20243	2,000	2,072
Niagara Mohawk Power Corp. 4.278% 20343	4,905	5,391
Nigeria (Federal Republic of) 6.375% 2023	4,925	5,241
Nigeria (Federal Republic of) 6.50% 20273	1,965	2,054
NiSource Finance Corp. 2.65% 2022	1,125	1,118
Noble Corp. PLC 7.70% 2025	800	676
Noble Corp. PLC 8.70% 2045	2,200	1,755
Noble Energy, Inc. 4.95% 2047	6,445	6,918
Northrop Grumman Corp. 2.55% 2022	1,195	1,188
Northrop Grumman Corp. 3.25% 2028	6,745	6,767
Northrop Grumman Corp. 4.03% 2047	475	498
Nova Chemicals Corp. 5.25% 20273	700	700
Novelis Corp. 5.875% 20263	1,125	1,150
NRG Energy, Inc. 6.25% 2022	2,990	3,125
Odebrecht Drilling Norbe 6.35% 20213,8,9	2,333	1,600
Odebrecht Drilling Norbe 6.72% 20221,3,8,9	796	322
Odebrecht Drilling Norbe 7.35% 20263,8,9	2,757	1,891
Odebrecht Drilling Norbe 7.72% 20261,3,8,9,10	2,185	884
Odebrecht Drilling Norbe 0% (undated)1,3,8,9	1,971	—
Oracle Corp. 1.90% 2021	6,000	5,908
Oracle Corp. 2.95% 2024	6,000	6,047
Oracle Corp. 3.25% 2027	23,675	24,099
Oracle Corp. 4.00% 2046	1,000	1,066
Pacific Gas and Electric Co. 3.25% 2023	5,408	5,464
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,393
Pacific Gas and Electric Co. 3.40% 2024	3,055	3,115
Pacific Gas and Electric Co. 2.95% 2026	311	303
Pacific Gas and Electric Co. 3.30% 20273	4,729	4,693
Pacific Gas and Electric Co. 3.30% 2027	3,745	3,720
Pacific Gas and Electric Co. 3.75% 2042	2,289	2,209
Pacific Gas and Electric Co. 3.95% 20473	10,806	10,758
PacifiCorp. 3.35% 2025	3,230	3,303
Pakistan (Islamic Republic of) 5.50% 20213	15,680	15,881
Pakistan (Islamic Republic of) 8.25% 2024	10,000	11,066
Pakistan (Islamic Republic of) 8.25% 2025	6,700	7,467
Panama (Republic of) 4.50% 20471	5,500	5,935

Capital World Bond Fund — Page 16 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Peabody Energy Corp. 6.00% 20223	$500	$521
Peabody Energy Corp. 6.375% 20253	325	339
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,935	2,074
Pennsylvania Electric Co. 3.25% 20283	2,500	2,464
Pernod Ricard SA 4.45% 20223	11,465	12,188
Peru (Republic of) 4.125% 2027	4,000	4,356
Peru (Republic of) 5.625% 2050	1,275	1,639
Petrobras Global Finance Co. 8.375% 2021	1,100	1,257
Petrobras Global Finance Co. 6.125% 2022	9,815	10,441
Petrobras Global Finance Co. 5.299% 20253	7,100	7,130
Petrobras Global Finance Co. 8.75% 2026	5,950	7,125
Petrobras Global Finance Co. 5.999% 20283	3,900	3,915
Petrobras Global Finance Co. 6.85% 2115	9,100	8,793
Petróleos Mexicanos 6.375% 2021	530	577
Petróleos Mexicanos 5.375% 20223	535	568
Petróleos Mexicanos 6.875% 2026	4,340	4,931
Petróleos Mexicanos 6.50% 20273	2,930	3,206
Petróleos Mexicanos 6.375% 2045	7,000	7,055
Petróleos Mexicanos 5.625% 2046	8,365	7,763
Petróleos Mexicanos 6.75% 2047	3,760	3,934
Petsmart, Inc. 5.875% 20253	4,690	3,623
Petsmart, Inc. 8.875% 20253	3,235	1,965
Pfizer Inc. 7.20% 2039	107	164
Philip Morris International Inc. 2.375% 2022	2,800	2,760
Philip Morris International Inc. 2.50% 2022	2,000	1,983
Philip Morris International Inc. 3.125% 2028	2,000	1,996
Philip Morris International Inc. 4.25% 2044	2,500	2,639
Philippines (Republic of the) 9.50% 2030	2,071	3,280
Philippines (Republic of the) 7.75% 2031	1,513	2,160
Philippines (Republic of the) 3.70% 2042	2,469	2,458
Phillips 66 Partners LP 3.605% 2025	275	277
Phillips 66 Partners LP 3.55% 2026	1,475	1,464
Phillips 66 Partners LP 3.75% 2028	825	827
Phillips 66 Partners LP 4.68% 2045	565	582
Phillips 66 Partners LP 4.90% 2046	185	196
Pioneer Natural Resources Co. 3.45% 2021	350	357
Ply Gem Industries, Inc. 6.50% 2022	1,050	1,093
PNC Bank 2.40% 2019	8,000	8,013
PNC Bank 2.00% 2020	10,000	9,921
PNC Bank 2.30% 2020	3,820	3,817
PNC Bank 2.60% 2020	1,250	1,258
Poland (Republic of) 3.25% 2026	8,800	9,004
Praxair, Inc. 3.00% 2021	700	713
Praxair, Inc. 2.20% 2022	2,500	2,464
PRICOA Global Funding I 2.45% 20223	1,195	1,185
Progress Energy, Inc. 7.05% 2019	4,380	4,625
Progress Energy, Inc. 7.75% 2031	1,857	2,604
Prudential Financial, Inc. 5.625% 2043	2,550	2,765
Public Service Co. of Colorado 3.20% 2020	595	608
Public Service Enterprise Group Inc. 2.00% 2021	1,650	1,612
Public Service Enterprise Group Inc. 2.65% 2022	8,000	7,938
Public Storage 3.094% 2027	1,350	1,343
Puget Energy, Inc. 6.50% 2020	1,475	1,634
Puget Energy, Inc. 6.00% 2021	4,629	5,125
Puget Energy, Inc. 5.625% 2022	2,120	2,343

Capital World Bond Fund — Page 17 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Qatar (State of) 4.50% 20223	$3,500	$3,694
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20191,3	1,125	1,108
QGOG Constellation SA 9.50% 2024 (5.26% PIK)1,3,10	5,358	3,616
Qorvo, Inc. 7.00% 2025	825	925
Quebec (Province of) 2.375% 2022	7,071	7,030
Quintiles Transnational Corp. 4.875% 20233	1,610	1,666
R.R. Donnelley & Sons Co. 7.875% 2021	1,750	1,829
R.R. Donnelley & Sons Co. 6.50% 2023	1,050	1,019
Ras Laffan Liquefied Natural Gas III 5.838% 20271,3	8,000	9,000
Rayonier Advanced Materials Inc. 5.50% 20243	1,390	1,392
RCI Banque 3.50% 20183	9,400	9,433
Reckitt Benckiser Group PLC 2.375% 20223	1,081	1,060
Reckitt Benckiser Group PLC 2.75% 20243	3,165	3,098
Reynolds American Inc. 2.30% 2018	1,020	1,021
Reynolds American Inc. 3.25% 2020	11,130	11,315
Reynolds American Inc. 4.00% 2022	2,010	2,102
Reynolds American Inc. 4.45% 2025	9,155	9,774
Reynolds American Inc. 5.85% 2045	3,540	4,434
Reynolds Group Inc. 5.75% 20201	1,182	1,202
Rio Tinto Finance PLC 3.75% 2025	5,370	5,633
Roche Holdings, Inc. 2.25% 20193	375	376
Roche Holdings, Inc. 2.875% 20213	300	305
Roche Holdings, Inc. 3.35% 20243	7,600	7,864
Roche Holdings, Inc. 3.00% 20253	2,675	2,697
Roche Holdings, Inc. 2.375% 20273	10,600	10,095
Roche Holdings, Inc. 4.00% 20443	1,400	1,504
Royal Dutch Shell PLC 1.375% 2019	9,000	8,891
Royal Dutch Shell PLC 1.75% 2021	2,500	2,441
Royal Dutch Shell PLC 3.75% 2046	1,270	1,297
Russian Federation 5.25% 2047	2,800	2,936
Ryerson Inc. 11.00% 20223	2,575	2,887
Sabine Pass Liquefaction, LLC 5.625% 2025	8,180	9,034
Sabine Pass Liquefaction, LLC 5.00% 2027	2,480	2,662
Sabine Pass Liquefaction, LLC 4.20% 2028	830	841
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	1,395	1,395
Saudi Arabia (Kingdom of) 2.894% 20223	8,800	8,751
Saudi Arabia (Kingdom of) 3.628% 20273	8,800	8,897
Saudi Arabia (Kingdom of) 3.625% 20283	16,280	16,162
SCANA Corp. 4.75% 2021	11,000	11,413
SCANA Corp. 4.125% 2022	3,758	3,841
Scentre Group 2.375% 20213	1,425	1,409
Scentre Group 3.25% 20253	1,395	1,372
Scentre Group 3.50% 20253	3,800	3,823
Scentre Group 3.75% 20273	2,020	2,053
Schlumberger BV 4.00% 20253	6,255	6,582
Scientific Games Corp. 7.00% 20223	1,050	1,109
Sherwin-Williams Co. 2.75% 2022	5,000	4,985
Sherwin-Williams Co. 3.45% 2027	6,500	6,615
Sherwin-Williams Co. 4.50% 2047	1,500	1,645
Shire PLC 1.90% 2019	9,000	8,921
Shire PLC 2.40% 2021	21,065	20,750
Shire PLC 2.875% 2023	4,625	4,552
Shire PLC 3.20% 2026	3,890	3,810
Siemens AG 2.70% 20223	1,780	1,791
Siemens AG 2.35% 20263	1,500	1,418

Capital World Bond Fund — Page 18 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Siemens AG 4.40% 20453	$3,000	$3,370
Sirius XM Radio Inc 3.875% 20223	950	957
SM Energy Co. 6.50% 2021	1,250	1,272
SM Energy Co. 5.625% 2025	1,350	1,316
SoftBank Group Corp. 4.50% 20203	5,500	5,632
Solera Holdings, Inc. 10.50% 20243	475	537
Sotheby’s 5.25% 20223	1,100	1,135
South Carolina Electric & Gas Co. 5.30% 2033	3,664	4,159
South Carolina Electric & Gas Co. 6.05% 2038	627	786
South Carolina Electric & Gas Co. 5.45% 2041	3,538	4,194
South Carolina Electric & Gas Co. 4.35% 2042	1,367	1,432
South Carolina Electric & Gas Co. 4.50% 2064	114	119
South Carolina Electric & Gas Co. 5.10% 2065	657	755
Southwestern Energy Co. 4.10% 2022	4,390	4,335
Southwestern Energy Co. 7.50% 2026	485	516
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	3,250	3,334
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	400	424
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	2,000	2,206
Sri Lanka (Democratic Socialist Republic of) 6.20% 20273	2,107	2,229
Starbucks Corp. 2.20% 2020	610	610
Starbucks Corp. 4.30% 2045	1,700	1,881
Starbucks Corp. 3.75% 2047	1,500	1,523
Starwood Property Trust, Inc. 5.00% 2021	1,125	1,170
State Grid Overseas Investment Ltd. 3.50% 20273	27,805	27,961
State Grid Overseas Investment Ltd. 3.50% 2027	3,875	3,897
Statoil ASA 2.75% 2021	465	471
Statoil ASA 3.25% 2024	1,500	1,543
Statoil ASA 3.70% 2024	6,325	6,649
Statoil ASA 4.25% 2041	1,500	1,624
Sunoco LP 6.25% 2021	1,930	2,011
Sweden (Kingdom of) 1.125% 20193	11,760	11,576
Talen Energy Corp. 9.50% 20223	320	330
Talen Energy Corp. 10.50% 20263	270	268
Tampa Electric Co. 2.60% 2022	1,436	1,419
Targa Resources Partners LP 4.125% 2019	2,325	2,345
Targa Resources Partners LP 6.75% 2024	1,815	1,953
TC PipeLines, LP 4.375% 2025	1,405	1,463
Team Health Holdings, Inc. 6.375% 20253	1,025	920
Teco Finance, Inc. 5.15% 2020	2,570	2,706
Teekay Corp. 8.50% 2020	6,334	6,477
Tenet Healthcare Corp. 4.375% 2021	550	551
Tenet Healthcare Corp. 4.625% 20243	1,399	1,369
Tenet Healthcare Corp., First Lien, 4.75% 2020	1,050	1,074
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,070	1,135
Tenet Healthcare Corp., First Lien, 4.50% 2021	5,600	5,656
Tesoro Logistics LP 5.50% 2019	1,615	1,678
Tesoro Logistics LP 5.25% 2025	140	147
Teva Pharmaceutical Finance Company BV 1.40% 2018	1,710	1,699
Teva Pharmaceutical Finance Company BV 2.20% 2021	550	503
Teva Pharmaceutical Finance Company BV 2.80% 2023	5,080	4,429
Teva Pharmaceutical Finance Company BV 3.15% 2026	5,955	4,924
Teva Pharmaceutical Finance Company BV 4.10% 2046	31,320	23,920
Thermo Fisher Scientific Inc. 2.40% 2019	1,725	1,730
Thomson Reuters Corp. 4.30% 2023	4,250	4,491
Thomson Reuters Corp. 5.65% 2043	2,980	3,598

Capital World Bond Fund — Page 19 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
TI Automotive Ltd. 8.75% 20233	$365	$393
T-Mobile US, Inc. 6.50% 2026	550	602
Total Capital International 2.875% 2022	1,115	1,131
Toyota Motor Credit Corp. 1.45% 2018	725	725
Toyota Motor Credit Corp. 1.55% 2019	300	297
Toyota Motor Credit Corp. 1.70% 2019	3,000	2,987
Toyota Motor Credit Corp. 2.15% 2020	3,500	3,490
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,969
Toyota Motor Credit Corp. 3.20% 2027	4,830	4,926
TransCanada Corp. 6.50% 2018	5,000	5,136
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,183
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	650	686
Transocean Inc. 9.00% 20233	850	922
Transportadora de Gas Peru SA 4.25% 20281,3	625	649
Travelers Companies, Inc. 4.00% 2047	2,195	2,341
Trilogy International Partners, LLC 8.875% 20223	3,200	3,288
Turkey (Republic of) 6.25% 2022	7,285	7,922
Turkey (Republic of) 4.875% 2026	2,000	1,977
Turkey (Republic of) 6.00% 2027	200	213
U.S. Treasury 1.125% 2019	6,345	6,298
U.S. Treasury 1.50% 2019	22,100	21,955
U.S. Treasury 1.375% 2020	183,450	180,825
U.S. Treasury 1.625% 2020	265,150	262,833
U.S. Treasury 1.875% 2020	2,975	2,967
U.S. Treasury 1.125% 202112	195,025	189,679
U.S. Treasury 1.125% 2021	4,100	3,966
U.S. Treasury 1.75% 2021	24,000	23,669
U.S. Treasury 2.00% 202112	129,000	128,585
U.S. Treasury 2.125% 2021	8,900	8,910
U.S. Treasury 1.875% 2022	35,000	34,530
U.S. Treasury 2.00% 2022	53,500	53,021
U.S. Treasury 2.00% 2022	15,000	14,872
U.S. Treasury 2.125% 2022	8,159	8,127
U.S. Treasury 1.375% 2023	25,700	24,503
U.S. Treasury 1.375% 2023	6,900	6,573
U.S. Treasury 1.875% 2024	11,450	11,144
U.S. Treasury 2.00% 2024	3,300	3,237
U.S. Treasury 2.125% 2024	11,950	11,801
U.S. Treasury 2.00% 2026	109,145	105,709
U.S. Treasury 2.25% 2027	20,675	20,398
U.S. Treasury 2.25% 2027	15,672	15,459
U.S. Treasury 2.75% 2047	12,340	12,357
U.S. Treasury 3.00% 2047	250	263
U.S. Treasury Inflation-Protected Security 0.125% 20222	523,698	520,061
U.S. Treasury Inflation-Protected Security 0.125% 20242	28,620	28,281
U.S. Treasury Inflation-Protected Security 0.625% 20242	160,830	163,619
U.S. Treasury Inflation-Protected Security 0.25% 20252	30,556	30,283
U.S. Treasury Inflation-Protected Security 0.375% 20252	27,564	27,608
U.S. Treasury Inflation-Protected Security 2.375% 20252	7,197	8,202
U.S. Treasury Inflation-Protected Security 0.625% 20262	51,076	51,888
U.S. Treasury Inflation-Protected Security 0.375% 20272	7,148	7,097
U.S. Treasury Inflation-Protected Security 1.375% 20442	43,352	50,073
U.S. Treasury Inflation-Protected Security 0.75% 20452	3,017	3,033
U.S. Treasury Inflation-Protected Security 1.00% 20462	88,915	94,973
UDR, Inc. 3.50% 2028	3,720	3,720

Capital World Bond Fund — Page 20 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Ukraine Government 7.75% 2027	$2,300	$2,381
Ukraine Government 7.375% 20321,3	1,010	995
Ultra Petroleum Corp. 6.875% 20223	1,415	1,424
Ultra Petroleum Corp. 7.125% 20253	750	751
UniCredit SPA 4.625% 20273	17,805	18,816
UniCredit SPA 5.861% 20323	24,255	25,892
Unisys Corp. 10.75% 20223	1,300	1,459
United Technologies Corp. 2.30% 2022	5,000	4,924
United Technologies Corp. 3.125% 2027	5,000	5,008
UnitedHealth Group Inc. 2.70% 2020	2,330	2,358
UnitedHealth Group Inc. 2.125% 2021	10,000	9,930
UnitedHealth Group Inc. 3.75% 2025	2,160	2,278
Vale SA 5.875% 2021	1,400	1,528
Vale SA 6.25% 2026	7,565	8,783
Valeant Pharmaceuticals International, Inc. 6.375% 20203	6,100	6,176
Valeant Pharmaceuticals International, Inc. 6.125% 20253	4,275	3,928
Valeant Pharmaceuticals International, Inc. 9.00% 20253	575	601
Valero Energy Partners LP 4.375% 2026	2,855	2,989
VEB Finance Ltd. 6.902% 20203	6,600	7,139
Venator Materials 5.75% 20253	435	461
Verizon Communications Inc. 2.946% 2022	200	201
Verizon Communications Inc. 4.272% 2036	550	548
Verizon Communications Inc. 4.862% 2046	8,325	8,698
Vine Oil & Gas LP 8.75% 20233	1,050	1,021
Virgin Australia Holdings Ltd. 8.50% 20193	1,150	1,199
Volkswagen Group of America Finance, LLC 2.45% 20193	2,320	2,319
Walgreens Boots Alliance, Inc. 3.45% 2026	2,500	2,476
Walgreens Boots Alliance, Inc. 4.65% 2046	1,200	1,268
Wal-Mart Stores, Inc. 2.35% 2022	6,500	6,481
Warrior Met Coal, Inc. 8.00% 20243	400	414
WEA Finance LLC 2.70% 20193	9,285	9,338
WEA Finance LLC 3.25% 20203	3,795	3,864
Weatherford International PLC 4.50% 2022	735	669
Weatherford International PLC 8.25% 2023	2,625	2,658
Weatherford International PLC 6.50% 2036	2,125	1,758
Weatherford International PLC 6.75% 2040	4,235	3,494
WellPoint, Inc. 2.30% 2018	2,645	2,651
Wells Fargo & Co. 2.50% 2021	877	877
Wells Fargo & Co. 3.584% 2028	7,875	8,035
Western Gas Partners LP 2.60% 2018	130	130
Western Gas Partners LP 3.95% 2025	455	456
Western Gas Partners LP 4.65% 2026	4,855	5,054
Westfield Corp. Ltd. 3.15% 20223	1,075	1,086
Westlake Chemical Corp. 4.375% 2047	1,850	1,928
Williams Companies, Inc. 3.70% 2023	1,085	1,085
Williams Partners LP 4.125% 2020	1,625	1,688
Williams Partners LP 5.25% 2020	10,405	10,996
Williams Partners LP 4.50% 2023	3,110	3,293
Williams Partners LP 4.30% 2024	4,220	4,425
Williams Partners LP 3.75% 2027	600	602
Wind Tre SpA 5.00% 20263	1,575	1,506
Windstream Holdings, Inc. 8.75% 20243	4,584	3,226
WM. Wrigley Jr. Co 3.375% 20203	5,270	5,399
WPP Finance 2010 3.75% 2024	4,000	4,093
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20233	2,150	2,196

Capital World Bond Fund — Page 21 of 28

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20253	$1,100	$1,136
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20273	425	431
Xcel Energy Inc. 3.35% 2026	82	83
Xcel Energy Inc. 6.50% 2036	1,819	2,463
Zambia (Republic of) 8.97% 20271	1,200	1,353
Ziggo Bond Finance BV 5.50% 20273	3,750	3,755
Zimmer Holdings, Inc. 2.70% 2020	5,000	5,005
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,047
		5,508,189
Total bonds, notes & other debt instruments (cost: $11,495,157,000)		11,626,035
Convertible stocks 0.03% U.S. dollars 0.03%	Shares
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.731%7,8,13	1,141	547
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.731%7,8,13	719	480
Associated Materials, LLC, 14.00% convertible preferred 20208,9	2,750	3,149
Total convertible stocks (cost: $5,056,000)		4,176
Common stocks 0.01% U.S. dollars 0.01%
Corporate Risk Holdings I, Inc.7,8,9,13	91,424	1,616
Corporate Risk Holdings Corp.7,8,9,13	462	—
CEVA Group PLC7,8,13	527	253
NII Holdings, Inc.13	260,574	110
Atrium Corp.3,8,9,13	191	6
Total common stocks (cost: $5,987,000)		1,985
Rights & warrants 0.00% U.S. dollars 0.00%
Associated Materials, LLC, warrants, expire 20238,9,13	39,066	—
Total rights & warrants (cost: $0)		—
Short-term securities 8.42%	Principal amount (000)
Bank of Montreal 1.48%–1.72% due 2/14/2018–3/29/2018	$ 94,700	94,397
Egyptian Treasury Bills 15.61%–17.58% due 1/9/2018–5/8/2018	EGP964,900	52,063
Fairway Finance Corp. 1.58% due 3/7/20183	$75,000	74,761
Federal Home Loan Bank 1.21% due 1/16/2018	21,300	21,290
Japanese Treasury Discount Bills (0.16%)–(0.13%) due 5/21/2018–8/20/2018	¥53,510,000	475,188
Mizuho Bank, Ltd. 1.40% due 2/6/20183	$15,800	15,772
Nigerian Treasury Bills 16.65%–17.85% due 6/14/2018–9/13/2018	NGN14,888,940	37,602
Oversea-Chinese Banking Corp. Ltd. 1.42% due 1/5/20183	$83,100	83,077
Sumitomo Mitsui Banking Corp. 1.42% due 2/12/20183	66,300	66,168
Toronto-Dominion Bank 1.54% due 3/6/20183	50,000	49,845
Toyota Industries Commercial Finance, Inc. 1.52% due 2/20/20183	500	499

Capital World Bond Fund — Page 22 of 28

Short-term securities	Principal amount (000)	Value (000)
U.S. Treasury Bills 1.50%–1.55% due 6/28/2018–11/8/2018	$70,900	$70,024
United Overseas Bank Ltd. 1.41% due 2/1/20183	30,000	29,957
Total short-term securities (cost: $1,068,133,000)		1,070,643
Total investment securities 99.87% (cost: $12,574,333,000)		12,702,839
Other assets less liabilities 0.13%		16,189
Net assets 100.00%		$12,719,028

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount14 (000)	Value at 12/31/201715 (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year Euro-Bund Futures	Long	32	March 2018	$3,200	$6,208	$(46)
10 Year Ultra U.S. Treasury Note Futures	Long	814	March 2018	81,400	108,720	(626)
10 Year U.S. Treasury Note Futures	Long	655	March 2018	65,500	81,251	(411)
30 Year Ultra U.S. Treasury Bond Futures	Long	225	March 2018	22,500	37,722	326
5 Year U.S. Treasury Note Futures	Long	6,699	April 2018	669,900	778,183	(1,882)
90 Day Euro Dollar Futures	Short	1,417	September 2018	(354,250)	(347,023)	658
						$(1,981)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD36,896	MXN669,000	JPMorgan Chase	1/4/2018	$2,910
USD1,020	INR66,000	Citibank	1/5/2018	(13)
JPY1,643,290	USD14,650	Bank of America, N.A.	1/5/2018	(61)
USD2,982	TRY11,975	Bank of America, N.A.	1/5/2018	(171)
USD11,762	CAD15,000	Bank of America, N.A.	1/5/2018	(173)
USD17,672	INR1,144,000	Citibank	1/5/2018	(236)
USD37,647	AUD48,800	UBS AG	1/5/2018	(429)
USD61,029	INR3,946,950	JPMorgan Chase	1/5/2018	(755)
USD18,746	ZAR264,925	UBS AG	1/5/2018	(2,643)
EUR29,747	USD34,802	HSBC Bank	1/8/2018	911
EUR25,842	USD30,248	Goldman Sachs	1/8/2018	778
THB428,157	USD13,130	JPMorgan Chase	1/8/2018	12
USD2,104	IDR28,589,600	JPMorgan Chase	1/8/2018	(1)
USD11,280	INR730,800	Barclays Bank PLC	1/8/2018	(156)
USD21,309	ILS74,600	Bank of America, N.A.	1/9/2018	(139)
USD36,029	EUR30,450	HSBC Bank	1/9/2018	(531)
EUR44,866	USD53,600	Bank of America, N.A.	1/10/2018	272
EUR8,035	USD9,500	JPMorgan Chase	1/10/2018	147
EUR12,055	USD14,332	Citibank	1/10/2018	142
USD325	EUR275	JPMorgan Chase	1/10/2018	(5)
USD3,483	GBP2,600	Bank of America, N.A.	1/10/2018	(29)
USD2,075	NZD3,000	JPMorgan Chase	1/10/2018	(51)
JPY1,426,776	USD12,855	Goldman Sachs	1/10/2018	(184)
JPY5,495,683	USD49,081	JPMorgan Chase	1/10/2018	(277)

Capital World Bond Fund — Page 23 of 28

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD12,610	CAD16,200	Bank of America, N.A.	1/10/2018	$(281)
USD20,049	PLN70,985	JPMorgan Chase	1/10/2018	(343)
USD15,964	AUD21,000	JPMorgan Chase	1/10/2018	(421)
USD17,332	AUD22,800	Goldman Sachs	1/10/2018	(457)
JPY9,682,061	USD86,480	Bank of America, N.A.	1/10/2018	(499)
JPY5,249,283	USD47,268	Barclays Bank PLC	1/10/2018	(652)
USD26,084	AUD34,300	Bank of America, N.A.	1/10/2018	(678)
USD37,736	CAD48,330	Goldman Sachs	1/10/2018	(722)
JPY15,841,887	USD142,793	JPMorgan Chase	1/10/2018	(2,110)
EUR10,754	USD12,688	Bank of America, N.A.	1/11/2018	225
JPY5,005,864	USD44,379	Bank of America, N.A.	1/11/2018	78
JPY8,889,867	USD80,148	UBS AG	1/11/2018	(1,198)
EUR74,700	USD86,934	UBS AG	1/12/2018	2,773
SEK39,107	USD4,632	UBS AG	1/12/2018	140
JPY2,601,220	USD23,126	UBS AG	1/12/2018	(24)
USD3,421	NZD5,000	JPMorgan Chase	1/12/2018	(122)
USD50,282	AUD66,830	Citibank	1/12/2018	(1,862)
USD1,683	INR108,700	Citibank	1/16/2018	(16)
USD17,497	INR1,134,000	Bank of America, N.A.	1/16/2018	(231)
JPY9,928,693	USD88,053	JPMorgan Chase	1/17/2018	150
USD4,242	GBP3,150	Bank of America, N.A.	1/17/2018	(13)
USD1,678	ILS5,900	Bank of America, N.A.	1/17/2018	(19)
USD7,071	GBP5,250	Goldman Sachs	1/17/2018	(22)
USD5,443	GBP4,050	Bank of New York Mellon	1/17/2018	(29)
USD3,792	EUR3,200	Citibank	1/17/2018	(52)
USD9,515	EUR8,000	Bank of America, N.A.	1/17/2018	(95)
JPY7,356,342	USD65,491	Citibank	1/17/2018	(140)
JPY14,186,572	USD126,719	HSBC Bank	1/17/2018	(691)
EUR82,982	USD97,963	Goldman Sachs	1/18/2018	1,728
USD17,137	MXN330,450	Bank of America, N.A.	1/18/2018	399
CHF22,712	USD23,067	Goldman Sachs	1/18/2018	275
JPY1,937,908	USD17,188	Goldman Sachs	1/18/2018	29
USD4,717	CAD6,000	Barclays Bank PLC	1/18/2018	(58)
JPY499,132	EUR3,750	Goldman Sachs	1/18/2018	(71)
NOK131,600	USD15,711	Bank of America, N.A.	1/19/2018	327
EUR6,800	GBP6,000	HSBC Bank	1/19/2018	62
USD15,422	EUR13,000	JPMorgan Chase	1/19/2018	(197)
USD15,282	PLN54,400	Bank of America, N.A.	1/19/2018	(346)
USD29,652	EUR25,150	Bank of America, N.A.	1/19/2018	(564)
EUR83,098	USD98,394	Barclays Bank PLC	1/22/2018	1,462
EUR47,856	USD56,408	Bank of America, N.A.	1/22/2018	1,099
EUR27,469	USD32,514	UBS AG	1/22/2018	495
JPY829,484	USD7,350	Barclays Bank PLC	1/22/2018	21
USD134	GBP100	Bank of New York Mellon	1/22/2018	(1)
USD3,338	EUR2,830	UBS AG	1/22/2018	(63)
USD9,093	EUR7,680	UBS AG	1/22/2018	(136)
USD9,468	EUR8,000	Goldman Sachs	1/22/2018	(145)
JPY3,867,429	USD34,568	Barclays Bank PLC	1/22/2018	(203)
JPY6,000,000	USD53,519	JPMorgan Chase	1/22/2018	(204)
EUR76,027	USD90,038	Citibank	1/23/2018	1,327
SEK198,192	USD23,617	Citibank	1/23/2018	582
SEK69,559	EUR7,000	Citibank	1/23/2018	81

Capital World Bond Fund — Page 24 of 28

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD2,516	AUD3,200	JPMorgan Chase	1/23/2018	$19
USD1,154	EUR975	JPMorgan Chase	1/23/2018	(17)
JPY1,330,157	USD11,887	JPMorgan Chase	1/23/2018	(67)
EUR7,087	PLN30,000	Citibank	1/23/2018	(102)
USD15,390	EUR12,995	Citibank	1/23/2018	(227)
USD11,880	GBP9,000	Bank of America, N.A.	1/23/2018	(282)
USD35,789	ILS125,800	JPMorgan Chase	1/23/2018	(400)
USD23,902	PLN85,450	Citibank	1/23/2018	(646)
SEK197,119	USD23,260	Barclays Bank PLC	1/24/2018	810
JPY3,984,529	USD35,219	Goldman Sachs	1/24/2018	191
JPY1,813,392	USD16,000	Citibank	1/24/2018	115
USD6,737	EUR5,697	Citibank	1/24/2018	(110)
USD1,321	TRY5,100	JPMorgan Chase	1/25/2018	(13)
USD2,087	NZD3,000	JPMorgan Chase	1/25/2018	(38)
USD3,631	ZAR46,500	JPMorgan Chase	1/29/2018	(108)
USD4,859	MXN95,700	JPMorgan Chase	1/31/2018	24
EUR60,176	USD72,250	Citibank	2/5/2018	120
USD4,741	GBP3,500	Bank of America, N.A.	2/5/2018	10
USD35,682	PLN127,000	Bank of America, N.A.	2/7/2018	(804)
JPY12,195,000	USD108,309	HSBC Bank	2/15/2018	175
SEK154,107	USD18,397	Barclays Bank PLC	2/22/2018	452
JPY2,694,444	USD23,882	HSBC Bank	2/23/2018	96
USD29,842	EUR25,000	Bank of America, N.A.	2/23/2018	(253)
USD32,749	INR2,174,200	Citibank	3/26/2018	(950)
USD7,500	BRL24,304	Citibank	4/20/2018	262
USD40,733	BRL132,300	Citibank	4/23/2018	1,346
USD363,513	JPY40,150,000	Citibank	5/21/2018	4,315
USD115,890	JPY12,800,000	Citibank	5/21/2018	1,376
USD5,150	JPY560,000	JPMorgan Chase	8/20/2018	111
USD20,796	BRL70,000	Citibank	11/29/2018	456
USD155,200	BRL529,000	JPMorgan Chase	12/4/2018	1,567
USD1,434	EUR1,185	Bank of America, N.A.	12/13/2018	(22)
USD1,816	EUR1,510	Bank of America, N.A.	12/13/2018	(39)
USD3,843	EUR3,185	Bank of America, N.A.	12/13/2018	(70)
				$5,203

Capital World Bond Fund — Page 25 of 28

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
7.46%	28-day MXN-TIIE	11/6/2018	MXN5,644,000	$(1,393)	$—	$(1,393)
7.455%	28-day MXN-TIIE	11/7/2018	4,601,000	(1,149)	—	(1,149)
7.44%	28-day MXN-TIIE	11/7/2018	12,755,000	(3,265)	—	(3,265)
1.6505%	3-month USD-LIBOR	3/21/2019	$250,000	(853)	—	(853)
3-month USD-LIBOR	1.598%	8/11/2019	62,500	393	—	393
3-month USD-LIBOR	2.0335%	12/19/2019	140,000	74	—	74
3-month USD-LIBOR	1.6332%	5/23/2020	18,000	197	—	197
3-month NZD-BBR-FRA	2.67%	12/9/2020	NZ$170,000	83	—	83
2.2425%	3-month AUD-BBSW	12/9/2020	A$155,000	(386)	—	(386)
2.322%	3-month AUD-BBSW	12/15/2020	205,000	(393)	—	(393)
3-month NZD-BBR-FRA	2.707%	12/18/2020	NZ$225,000	66	—	66
9.145%	DI-OVER-EXTRA Grupo	1/4/2021	BRL438,000	989	—	989
9.44%	DI-OVER-EXTRA Grupo	1/4/2021	32,000	141	—	141
1.2185%	3-month USD-LIBOR	2/8/2021	$70,000	(1,984)	—	(1,984)
1.9575%	3-month Canada BA	7/5/2021	C$80,000	(488)	—	(488)
3-month USD-LIBOR	2.15875%	7/8/2021	$60,000	210	—	210
6.775%	28-day MXN-TIIE	6/20/2022	MXN1,100,000	(2,317)	—	(2,317)
3-month SEK-STIBOR	0.425%	8/4/2022	SKr600,000	(68)	—	(68)
3-month USD-LIBOR	1.5075%	9/22/2026	$9,600	653	—	653
0.8153%	6-month EURIBOR	4/28/2027	€10,000	4	—	4
3-month SEK-STIBOR	1.125%	4/28/2027	SKr100,000	(12)	—	(12)
6-month EURIBOR	0.7952%	5/23/2027	€12,500	32	—	32
3-month SEK-STIBOR	1.222%	8/8/2027	SKr50,000	(43)	—	(43)
3-month USD-LIBOR	2.4275%	10/31/2027	$27,350	(105)	—	(105)
3-month USD-LIBOR	2.562%	11/4/2045	20,000	(104)	—	(104)
3-month USD-LIBOR	2.556%	11/27/2045	47,000	(190)	—	(190)
3-month USD-LIBOR	1.794%	8/3/2046	50,000	7,898	—	7,898
3-month USD-LIBOR	1.9095%	10/11/2046	20,000	2,683	—	2,683
3-month USD-LIBOR	2.659%	2/8/2047	15,000	(398)	—	(398)
1.4898%	6-month EURIBOR	8/28/2047	€4,000	(4)	—	(4)
1.4898%	6-month EURIBOR	11/24/2047	8,250	(11)	—	(11)
1.4508%	6-month EURIBOR	12/15/2047	15,000	(198)	—	(198)
					$—	$62

Capital World Bond Fund — Page 26 of 28

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,380,671,000, which represented 10.86% of the net assets of the fund.
4	Coupon rate may change periodically.
5	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,210,000, which represented .12% of the net assets of the fund.
6	Scheduled interest and/or principal payment was not received.
7	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
8	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,316,000, which represented .09% of the net assets of the fund.
9	Value determined using significant unobservable inputs.
10	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
11	Purchased on a TBA basis.
12	A portion of this security was pledged as collateral. The total value of pledged collateral was $45,566,000, which represented .36% of the net assets of the fund.
13	Security did not produce income during the last 12 months.
14	Notional amount is calculated based on the number of contracts and notional contract size.
15	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$11,400	$11,628.09%
Corporate Risk Holdings I, Inc.	8/31/2015	1,016	1,616.01
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.731%	3/10/2010-5/2/2013	1,687	547.01
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.731%	4/3/2013-8/27/2013	729	480.00
CEVA Group PLC	3/10/2010-5/2/2013	719	253.00
Total private placement securities		$15,551	$14,524	0.11%

Capital World Bond Fund — Page 27 of 28

Key to abbreviations and symbols
ARS = Argentine pesos	JPY/¥ = Japanese yen
AUD/A$ = Australian dollars	KRW = South Korean won
BA = Banker’s acceptances	LIBOR = London Interbank Offered Rate
BBR = Bank base rate	LKR = Sri Lankan rupees
BBSW= Bank Bill Swap	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NGN = Nigerian naira
CHF = Swiss francs	NOK/NKr = Norwegian kroner
CLP = Chilean pesos	NZ$ = New Zealand dollars
CNY = Chinese yuan renminbi	NZD/NZ$ = New Zealand dollars
COP = Colombian pesos	PLN = Polish zloty
DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate	RUB = Russian rubles
DKr = Danish kroner	SEK/SKr = Swedish kronor
EUR/€ = Euros	STIBOR = Stockholm Interbank Offered Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
FRA = Forward rate agreement	THB = Thai baht
GBP/£ = British pounds	TIIE = Equilibrium Interbank Interest Rate
GHS = Ghanaian cedi	TRY = Turkish lira
HUF = Hungarian forints	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
ILS = Israeli shekels	ZAR = South African rand
INR = Indian rupees	ZMW = Zambian kwacha

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-031-0218O-S	Capital World Bond Fund — Page 28 of 28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of Capital World Bond Fund:

Opinion on the Investment Portfolio

We have audited the accompanying investment portfolio of Capital World Bond Fund (the “Fund”), as of December 31, 2017, and the related notes (“investment portfolio”) (included in Item 6 of this Form N-CSR). In our opinion, the investment portfolio presents fairly, in all material respects, the investments in securities of the Fund as of December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The investment portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the investment portfolio based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the investment portfolio is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the investment portfolio, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the investment portfolio. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the investment portfolio. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California

February 12, 2018

We have served as the auditor of one or more American Funds investment companies since 1956.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: February 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2018